AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2001.


                                                 REGISTRATION NO. 333-65151
                                                                & 811-6298

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                       [_]


                         POST-EFFECTIVE AMENDMENT NO. 8                    [X]

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 22                            [X]


                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
                              (Name of Depositor)

                              666 Fifth Avenue
                           New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: 212-246-5234


                                Brenda D. Sneed
                       AUSA Life Insurance Company, Inc.
                            4333 Edgewood Rd. N.E.
                           Cedar Rapids, Iowa 52499
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                  Copy to:
                          Michael Berenson, Esquire

                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                           Washington, DC 20036-5869

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ] On pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

      On               pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(2) of Rule 485.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Vanguard Variable Annuity
Prospectus
May 1, 2002


Issued Through AUSA Life Insurance Company, Inc. Separate Account B By AUSA Life Insurance Company, Inc.

The Vanguard Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund


Money Market Portfolio

Total Bond Market Index Portfolio


High Yield Bond Portfolio

Short-Term Corporate Portfolio

Balanced Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Small Company Growth Portfolio

International Portfolio

The Contract is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of 20 days (60 days for replacements) during which the Contract may be cancelled.


--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the Vanguard Variable Annuity. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105 or by calling 1-800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

--------------------------------------------------------------------------------


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.


    Contents

1   Cross Reference to Definitions

2   Summary

5   Fee Table

6   Example

7   The Annuity Contract

8   Annuity Payments

10  Purchase

12  Investment Options

15  Expenses

16  Taxes

19  Access to Your Money

20  Performance

20  Death Benefit

22  Other Information

26  Table of Contents of Statement of Additional Information

27  Appendix (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value                             12

Accumulation Phase                             7

Accumulation Unit                             12

Accumulation Unit Value                       12

Annuitant                                  20,21

Annuity Date                                   8

Annuity Payment Options                        8

Beneficiary(ies)                           20,21

Business Day                                  10

Contract                                      23

Contract Date                                 10

Contract Owner                                23

Free Look Period                              23

Income Phase                                   7

Initial Purchase Payment                      10

Joint Annuitant                               21

Net Purchase Payment                          10

Non-Qualified Contract                         7

Qualified Contract                            10

Portfolios                                    12

Premium Tax                                   10

Purchase Payment                              10

Tax Deferral                                  16

2

Summary

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT

The Vanguard Variable Annuity is a flexible-premium variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund (the "Portfolios").


Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.
   The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See Annuity Payments, page 8, for more information about Annuity Payment Options.

Vanguard Variable Insurance Fund

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets in excess of $550 billion.


ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. The total of all your Purchase Payments in the Contract may not exceed $1,000,000 without prior approval from the Company.

INVESTMENT OPTIONS

When you purchase the Contract, your Purchase Payments are deposited into the AUSA Life Insurance Company, Inc. Separate Account B (the "Separate Account"). The Separate Account contains a number of subaccounts that invest exclusively in shares of the Portfolios of the Vanguard Variable Insurance Fund (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Contract Owner. You can allocate your Purchase Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the Fund prospectus:


Managed by Vanguard's Fixed Income Group
   Money Market Portfolio
   Total Bond Market Index Portfolio
   Short-Term Corporate Portfolio

Managed by Vanguard's Quantitative Equity Group
   Equity Index Portfolio
   Mid-Cap Index Portfolio
   REIT Index Portfolio


Managed by Wellington Management Company, LLP
   High Yield Bond Portfolio
   Balanced Portfolio

Managed by Newell Associates
   Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
   Diversified Value Portfolio

Managed by Alliance Capital Management L.P.
   Growth Portfolio


Managed by Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo
   & Co. LLC Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc.
   International Portfolio

   Each Portfolio's board of trustees may, without prior approval from Contract Owners, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in a Portfolio's advisory arrangements will be communicated to Contract Owners in writing. In addition, as each Portfolio's sponsor and overall manager, The Vanguard Group may provide investment advisory services to a Portfolio, on an at-cost basis, at any time.

   You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.


EXPENSES

There are no sales charges or sales loads associated with the Contract.
   The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and a daily charge corresponding to an annual charge of 0.25% for the mortality and expense risks assumed by the Company. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.
   You will also pay Fund Operating Expenses, which currently range from 0.18% to 0.51% annually of the average daily value of the Portfolios.

TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase after the Free Look Period without incurring a withdrawal charge. Each withdrawal you make must be at least $250. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

4

   From time to time, the Company may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.
   Past performance does not indicate or predict future performance.


DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals). The Death Benefit will be calculated on the date the Company receives Due Proof of Death of the Annuitant and all Company claim forms, fully completed by the Beneficiary(ies). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
   Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

OTHER INFORMATION

Free Look Periods

There are two different Free Look Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. If you cancel your Contract during the applicable Free Look Period, the Company will return at least the amount of your Purchase Payments received under the Contract to date.

Reinstatements

If you ask the Company to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life & Health Insurance Company ("First Providian") merged into the Company in October 1998.

AUSA Life Insurance Company, Inc. Separate Account B

First Providian established the Separate Account B (the "Separate Account") under New York law. As part of First Provid-ian's merger with the Company, the Separate Account was also merged into the Company and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information, page 22.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity, call 1-800-522-5555 or write:

Regular Mail:                            Overnight or Certified Mail:

Vanguard Annuity and Insurance Services  Vanguard Annuity and Insurance Services
P.O. Box 1105                            100 Vanguard Boulevard, 8B1
Valley Forge, PA 19482-1105              Malvern, PA 19355


   If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

Fee Table

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 2001 fiscal year. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see Expenses, page 15.


     --------------------------------------------------------------------
     Owner Transaction Expenses                          Separate Account
     --------------------------------------------------------------------
     Sales Load Imposed on Purchases                           None
     Surrender Fees                                            None
     Exchange Fees                                             None
     Annual Contract Maintenance Fee*                           $25
     --------------------------------------------------------------------
     *Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.
     --------------------------------------------------------------------



     ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)      Separate Account
     -------------------------------------------------------------------------------------------------
     Mortality and Expense Risk Charge                                                      0.25%
     Administrative Expense Charge                                                          0.10
                                                                                     -----------------
          Total Annual Separate Account Expenses                                            0.35%
     -------------------------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES during the fiscal year ended December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                     Total
                                                     Bond           High         Short-
                                      Money          Market         Yield         Term                     Diversified      Equity
                                      Market         Index          Bond        Corporate     Balanced        Value         Income
                                     Portfolio     Portfolio*     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Management & Administrative
   Expenses                            0.14%         0.18%          0.18%         0.15%         0.17%         0.30%          0.19%
Investment Advisory Fees               0.01          0.01           0.06          0.01          0.11          0.13           0.10
12b-1 Distribution Fees                 None          None           None          None          None          None           None
Other Expenses
   Distribution Costs                  0.02          0.01           0.01          0.01          0.01          0.01           0.01
   Miscellaneous Expenses              0.01          0.02           0.03          0.04          0.01          0.04           0.02
                                  --------------------------------------------------------------------------------------------------

Total Other Expenses                   0.03          0.03           0.04          0.05          0.02          0.05           0.03
                                  --------------------------------------------------------------------------------------------------

   Total Fund Operating
     Expenses                          0.18%         0.22%          0.28%         0.21%         0.30%         0.48%          0.32%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses        0.35%         0.35%          0.35%         0.35%         0.35%         0.35%          0.35%
Total Fund Operating Expenses          0.18          0.22           0.28          0.21          0.30          0.48           0.32
                                  --------------------------------------------------------------------------------------------------

   Grand Total, Separate
     Account and Fund
     Operating Expenses                0.53%         0.57%          0.63%         0.56%         0.65%         0.83%          0.67%
------------------------------------------------------------------------------------------------------------------------------------


*Prior to May 1, 2002, this Portfolio was known as the High-Grade Bond
Portfolio.

6

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended December 31, 2001



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Small
                                               Equity                     Mid-Cap        REIT        Company
                                               Index        Growth         Index         Index        Growth     International
                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Management & Administrative Expenses           0.15%         0.24%         0.23%         0.27%         0.26%         0.18%
Investment Advisory Fees                       0.01          0.12          0.01          0.02          0.21          0.16
12b-1 Distribution Fees                        None          None          None          None          None          None
Other Expenses
   Distribution Costs                          0.01          0.01          0.01          0.01          0.01          0.01
   Miscellaneous Expenses                      0.01          0.02          0.05          0.09          0.03          0.08
                                          ---------------------------------------------------------------------------------------
Total Other Expenses                           0.02          0.03          0.06          0.10          0.04          0.09
                                          ---------------------------------------------------------------------------------------
   Total Fund Operating Expenses               0.18%         0.39%         0.30%         0.39%         0.51%         0.43%
---------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses                0.35%         0.35%         0.35%         0.35%         0.35%         0.35%
Total Fund Operating Expenses                  0.18          0.39          0.30          0.39          0.51          0.43
                                          ---------------------------------------------------------------------------------------
   Grand Total, Separate Account and
     Fund Operating Expenses                   0.53%         0.74%         0.65%         0.74%         0.86%         0.78%
---------------------------------------------------------------------------------------------------------------------------------


Automated Quotes

The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Portfolios, and yield information for the Money Market, Total Bond Market Index, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Annuity and Insurance Services associate at 1-800-522-5555 to request a brochure that explains how to use the service.


   Vanguard's website also has Accumulation Unit Values (to six decimal places) for all Portfolios. This service can be accessed from www.vanguard.com.



Example

The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.



     ---------------------------------------------------------------------------------------
                                                    1 Year    3 Years    5 Years    10 Years
     ---------------------------------------------------------------------------------------
     Money Market Portfolio                           $4        $14        $25        $55
     Total Bond Market Index Portfolio                 5         15         27         60
     High Yield Bond Portfolio                         6         17         30         67
     Short-Term Corporate Portfolio                    5         15         26         59
     Balanced Portfolio                                6         18         31         70
     Diversified Value Portfolio                       8         24         41         91
     Equity Income Portfolio                           6         19         32         72
     Equity Index Portfolio                            4         14         25         55
     Growth Portfolio                                  7         21         36         81
     Mid-Cap Index Portfolio                           6         18         31         70
     REIT Index Portfolio                              7         21         36         81
     Small Company Growth Portfolio                    8         25         43         95
     International Portfolio                           7         22         38         85
     ---------------------------------------------------------------------------------------



   You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."


The Annuity Contract

The Vanguard Variable Annuity is a flexible-premium variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase a Qualified Contract by "rolling over" funds from another individual retirement annuity or from a qualified plan.


Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Vanguard Variable Annuity is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.


   The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.


   Other benefits available during the Accumulation Phase include the ability to:

..  Make exchanges among your Subaccount choices at no charge and without current tax consequences. (See Exchanges Among the Subaccounts, page 14.)
.. Withdraw all or part of your money with no surrender penalty charged by the Company, although you may incur income taxes and a 10% penalty tax prior to age 591/2. (See Full and Partial Withdrawals, page 19.)


Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments, page 8.

   At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.


   Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into the Company's Separate Account B (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

8

Vanguard Variable Insurance Fund

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund, an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets in excess of $550 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.



Annuity Payments

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Enrollment Form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 85th birthday for Contracts issued before October 1, 1998, or the Annuitant's 90th birthday for Contracts issued on or after October 1, 1998.
   If you do not specify an Annuity Date, either on the Enrollment Form or by written request, your Annuity Date will be the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65(th) birthday, whichever is later.
   The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.
   If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Subaccounts you choose.
   If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Subaccounts and into the general account of the Company.


..  Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.
.. Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.
.. Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
..  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option.
   Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
..  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Subaccounts chosen. If the actual net investment experience of the Subaccounts chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Subaccounts chosen is greater than the Assumed Interest Rate (AIR) of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.


Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

                     A FEW THINGS TO KEEP IN MIND REGARDING
                                Annuity Payments

     . If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

     . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 for Contracts issued before October 1, 1998, or $2,000 for Contracts issued on or after October 1, 1998, the Company reserves the right to pay that amount to you in a lump sum.

     . From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

     . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.

     . At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

     . If you have selected a variable Annuity Payment Option, you may change the Subaccounts funding the variable Annuity Payments by written request. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the same Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.


     . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

     . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record.

10

Purchase

Enrollment and Issuance of Contracts

Contract Issuance. To invest in the Vanguard Variable Annuity, you should send a completed Enrollment Form, a signed and completed Definition of Replacement form, and your Initial Purchase Payment to Vanguard Annuity and Insurance Services. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.
   If the Enrollment Form and the Definition of Replacement form are received in good order, the Company will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.
   If the Company cannot credit the Initial Purchase Payment because the Enrollment Form or the Definition of Replacement form is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.
   In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.
   You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. No additional Purchase Payments to your Qualified Contract will be accepted. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 18.)


                                   DEFINITION
                               Qualified Contract

     When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Purchase Payment.

                     A FEW THINGS TO KEEP IN MIND REGARD IN
                               G Purchase Payments

     .    The minimum Initial Purchase Payment for a Contract is $5,000.

     .    The Company will not accept third-party checks for Purchase Payments.

     . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.

     . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

     . The minimum amount that you can allocate to any one Portfolio is $1,000.

     . The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.

     . The Company reserves the right to reject any enrollment form or Purchase Payment.

The date on which the Initial Purchase Payment is credited and the Contract is issued is called the Contract Date.

                                   DEFINITION
                                   Premium Tax

        A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

Money should be wired to:             FIRST UNION NATIONAL BANK
                                      ABA 031201467
                                      DEPOSIT ACCOUNT NUMBER 2014126522964
                                      AUSA LIFE INSURANCE COMPANY, INC. and
                                      THE VANGUARD GROUP, INC.
                                      [YOUR CONTRACT NUMBER]
                                      [YOUR CONTRACT REGISTRATION]

Please call 1-800-462-2391 before wiring.

   Please be sure your bank includes your Contract number to assure proper receipt.
   If you would like to wire your Initial Purchase Payment, you should complete the Vanguard Variable Annuity Enrollment Form and mail it along with your signed and completed Definition of Replacement form to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.
   The Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.


Annuity Express/TM/

The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Subaccounts on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Subaccounts provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity without any current tax consequences. To make a "1035 Exchange," complete a 1035 Exchange form and mail it along with your signed and completed Enrollment Form, Definition of Replacement form, Important Notice
                                                           ---------
Regarding Replacement or Change of Life Insurance Policies or Annuity Contracts, and your current contract, to Vanguard Annuity and Insurance Services.
   To accommodate owners of Vanguard Variable Annuities, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuities into one new Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity for an identical new Vanguard Variable Annuity.
   Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.
   Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity.


Allocation of Purchase Payments

You specify on the Enrollment Form what portion of your Purchase Payments you want to be allocated among which Subac-counts. You may allocate your Purchase Payments to one or more Subaccounts. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your initial Net Purchase Payment will be immediately allocated among the Subaccounts in the percentages you specified on your Enrollment Form without waiting for the Free Look Period to pass.
   Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to Vanguard Annuity and Insurance Services. The change will take effect on the date the Company receives your written notice. You may establish the telephone exchange privilege by sending a letter authorizing the Company to take allocation instructions by telephone. See Telephone Exchanges, page 14.

12

                         WHAT'S MY CONTRACT WORTH TODAY?
                                Accumulated Value

     The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day.

     plus:

     .    Any additional Net Purchase Payments credited
     . Any increase in the Accumulated Value due to investment results of the Subaccount(s) you selected minus:

     . Any decrease in the Accumulated Value due to investment results of the Subaccount(s) you selected
     .    The daily Mortality and Expense Risk Charge
     .    The daily Administrative Expense Charge
     .    The Annual Contract Maintenance Fee, if applicable
     .    Any withdrawals
     .    Any Premium Taxes that occur during the Valuation Period.

     The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

     An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Subaccount, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

     All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value, keeping the earnings tax-deferred.


Investment Options

Vanguard Variable Insurance Fund

The Vanguard Variable Annuity offers you a means of investing in thirteen Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.
   The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds or portfolios. You should not expect that the investment results of any publicly available Vanguard funds or portfolios will be comparable to those of the Portfolios.

..    The Money Market Portfolio seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

..    The Total Bond Market Index Portfolio (formerly The High-Grade Bond
     Portfolio) seeks to track the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.


..    The High Yield Bond Portfolio seeks to provide a high level of current income by investing mainly in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit-quality ratings, commonly known as "junk bonds." The Portfolio invests at least 80% of its net assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Corporation. The Portfolio may not invest more than 20% of its assets in any of the following taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks. Wellington Management Company, LLP serves as this Portfolio's investment adviser.

..    The Short-Term Corporate Portfolio seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. At least 80% of the Portfolio's net assets will be invested in corporate fixed income securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

..    The Balanced Portfolio seeks the conservation of capital, while providing moderate income, and moderate long-term growth of capital and income. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company, LLP serves as this Portfolio's investment adviser.

..    The Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-size companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings and book value. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.

..    The Equity Income Portfolio seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

..    The Equity Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. All or substantially all of the Portfolio's assets will be invested in stocks that make up the target index. Vanguard's Quantitative Equity Group serves as this Portfolio's investment adviser.


..    The Growth Portfolio seeks to provide long-term capital appreciation. The
     Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Alliance Capital Management L.P. serves as this Portfolio's investment adviser.


..    The Mid-Cap Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-size U.S. companies. All or substantially all of the Portfolio's assets will be invested in stocks that make up the target index. Vanguard's Quantitative Equity Group serves as this Portfolio's investment adviser.


..    The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. All or substantially all of the Portfolio's assets will be invested in stocks that make up the target index. Vanguard's Quantitative Equity Group serves as this Portfolio's investment adviser.


..    The Small Company Growth Portfolio seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have above-average prospects for growth. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC serve as this Portfolio's investment advisers.


..    The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Investment Management North America Inc. serves as this Portfolio's investment adviser.

     There is no assurance that a Portfolio will achieve its stated objective.

     Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

14

Exchanges Among the Subaccounts

Should your investment goals change, you may exchange assets among the Subaccounts at no cost, subject to the following conditions:

..    You may make requests for exchanges in writing or by telephone. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.
..    The minimum amount you may exchange from a Subaccount is $250 (unless the
     Accumulated Value in a Subaccount is less than $250).
..    The $1,000 minimum balance requirement per Subaccount must be satisfied at all times.
..    The Company does not charge a fee for exchanges among the Subaccounts.


                                 LIMITATIONS ON
                                    Exchanges

     Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

     . You may make no more than two substantive "round trips" through a Portfolio (not including the Money Market Portfolio) during any 12-month period.
     . The Fund and the Company may refuse an exchange at any time, for any reason.
     . The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.

Automatic Exchange Service

With the Automatic Exchange Service you can move money automatically among the Subaccounts. You can exchange fixed dollar amounts or percentages of your Subaccount balance into the other Subaccounts offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Subaccounts to which you are moving money).
   The minimum amount you may exchange is $250.

                                A CLOSER LOOK AT
                              Dollar-Cost Averaging

     Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

   To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Automatic Exchange Service Application Form or send a letter of instruction to Vanguard Annuity and Insurance Services.
   You may change the amount to be transferred or cancel this service in writing at any time or by telephone authorization on your Contract. This service cannot be used to establish a new subaccount, and will not go into effect until the Free Look Period has expired.


Telephone Exchanges


You may establish the telephone exchange privilege on your Contract by sending a letter authorizing the Company to take exchange instructions over the telephone. The Company, the Fund, and The Vanguard Group, Inc. shall not be responsible for the authenticity of exchange instructions received by telephone. We will take reasonable steps to confirm that instruc-tions communicated by telephone are genuine. Before we act on any telephoned instruction, we will ask the caller for his or her Contract number and Social Security number. This information will be verified against the Contract Owner's records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. The Company, the Fund, and The Vanguard Group, Inc. shall not be liable for any loss, cost, or expense for action on telephone instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of any exchange, or reject any exchange, as deemed necessary, at any time.



Expenses

                                A CLOSER LOOK AT
                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

   The projected expenses for the Vanguard Variable Annuity are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.18% as of December 31, 2001, compared to 0.67% for the Vanguard Variable Annuity as of the date of this prospectus. (Source for competitors' data: Morningstar Principia Pro for VA/L Subaccounts, December 2001.)


                          SUMMARY OF COSTS OF INVESTING
                        in the Vanguard Variable Annuity

     .    No sales load or sales charge
     .    No charge to make full or partial withdrawals
     .    No fee to exchange money among the Subaccounts
     . $25 Annual Contract Maintenance Fee on Contracts valued at less than $25,000
     .    Annual Mortality and Expense Risk Charge: 0.25%
     .    Annual Administrative Expense Charge: 0.10%
     . Fees and expenses paid by the Portfolios which ranged from 0.18% to 0.51% in the fiscal year ended December 31, 2001


Mortality and Expense Risk Charge

The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. An annual charge of 0.25% is assessed daily.


   The mortality and expense risk charge described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

                                A CLOSER LOOK AT
                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in providing a Death Benefit in the event the Annuitant dies during the Accumulation Phase.


     The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

16

Administrative Expense Charge

The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The Company charges the fee if:

..    Your Initial Purchase Payment is less than $25,000. In that case, your
     Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.
..    The Accumulated Value of your Contract is less than $25,000 on the last
     Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year. The fee is deducted proportionately from each of the Portfolios you have selected.

Fund Operating Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.


Taxes

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL
Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 18, and DIVERSIFICATION STANDARDS, page 18.)

                                A CLOSER LOOK AT
                                  Tax Deferral

     Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

     One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

     Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.
   For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.
   For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.
   Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; ( ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee's severance from employment.
   If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2 or (b) before the taxpayer reaches age 59 1/2. Because the Company cannot predict whether the payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.
   For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

18

   The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.
   In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.
   We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. No additional Purchase Payments to your Qualified Contract will be accepted. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.



Access To Your Money

The value of your Contract can be accessed during the Accumulation Phase:

..    By making a full or partial withdrawal.
..    By electing an Annuity Payment Option.
..    By your Beneficiary in the form of a Death Benefit.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.
    On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.
    On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.
   Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals into account).
   To make a withdrawal, send your written request to Vanguard Annuity and Insurance Services. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Subaccounts, the signature of all Contract Owners, and your federal tax withholding election.


Systematic Withdrawals

You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Subaccount balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.
   You may elect this option by completing the Vanguard Variable Annuity Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.
   The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.
   You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

Minimum Balance Requirements

The minimum required balance in any Subaccount is $1,000. If an exchange or withdrawal would reduce the balance in a Subaccount to less than $1,000, the Company will transfer the remaining balance to the other Subaccounts under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

Payment of Full or Partial Withdrawal Proceeds

The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

..    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
..    An emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted.
..    The SEC permits a delay for your protection as a Contract Owner.
..    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

20

                                   TAXATION OF
                                   Withdrawals

     For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 16, and Penalty Taxes on Certain Early Withdrawals, page 17.

Tax Withholding on Withdrawals

If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%.


Performance

Standardized Performance

From time to time, the Company may advertise the yield and total return investment performance of a Subaccount for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Subaccount, so that a Subaccount's investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance

The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

Not Indications of Future Performance

The performance measures discussed above are not intended to indicate or predict future performance.

Statement of Additional Information

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.


Death Benefit

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes)--whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
   Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. The Death Benefit will be calculated when the Company receives Due Proof of Death of the Annuitant and all Company forms, fully completed by the Beneficiary(ies). The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

                                   DEFINITION
                               Due Proof of Death

                    When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

..    A certified death certificate
..    A certified decree of a court of competent jurisdiction as to the finding of death
..    A written statement by a medical doctor who attended the deceased
..    Any other proof satisfactory to the Company

   Paid as a lump sum, the Death Benefit is the greater of:
(1)  The Accumulated Value on the date we receive Due Proof of Death; or
(2) The amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.

   Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1) The Accumulated Value on the Annuity Date elected by the Beneficiary and approved by the Company; or
(2) The amount of all Purchase Payments minus the amount of all partial with-drawals and Premium Taxes, if any.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.


                                  A WORD ABOUT
                                Joint Annuitants

     The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase. During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

     During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Enrollment Form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. In the event the Contract Owner and the Annuitant are different, the Contract Owner may also name an Owner's Designated Beneficiary. The Owner's Designated Beneficiary may assume ownership of the Contract upon the Contract Owner's death subject to any restrictions required under federal tax law. See Death of Contract Owner During the Accumulation Phase, page 22. The Owner's Designated Beneficiary may be added or changed only with a written letter of instruction to the Company.
   If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

..  If there is more than one Beneficiary, each will share in the Death Benefit equally.
..  If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).
..  If no Beneficiary is living, the Company will pay the proceeds to the
   Contract Owner.
.. If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first.

   If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

22

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 20.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

..    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
..    An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.
..    The SEC permits a delay for your protection as a Contract Owner.
..    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

Other Information

AUSA Life Insurance Company, Inc. (the "Company," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states.

   As of December 31, 2001, the Company had statutory-basis assets of approximately $12 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

The First Providian Merger. On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

23

AUSA Life Insurance Company, Inc. Separate Account B

The Separate Account was established by First Providian, a former affiliate of the Company, as a separate account under the laws of the state of New York on November 2, 1987. On October 1, 1998, First Providian, together with the Separate Account, was merged into the Company. The Separate Account survived the merger intact.
   The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.
   The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.
   The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule 0-1(e)(1) of the 1940 Act.

Contract

The Contracts described here are an individual annuity contract and a group annuity contract. Until the October 1, 1998 merger of First Providian and AUSA Life Insurance Company, Inc., the Vanguard Variable Annuity was issued by First Provid-ian as an individual annuity contract (the "Individual Contract"). (For more information about the merger, see The First Providian Merger, page 22.) Since the merger, AUSA Life Insurance Company, Inc. began issuing the Vanguard Variable Annuity as a group annuity contract (the "Group Contract"), participation in which is evidenced by a certificate issued to the Contract Owner. Although the features of the Individual Contract and those of the Group Contract are identical in most respects, certain differences are noted in this prospectus.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Enrollment Form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Free Look Periods

There are two different Free Look Periods depending on whether the Contract is a replacement or not.

Free Look Period for Non-Replacement Contracts. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Contract is received by the Company.


Free Look Period for Replacement Contracts. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Company receives the Contract.
   If the amount returned is based on Purchase Payments, the Contract Owner will also receive the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date.
   If the amount returned is based on the Accumulated Value, the Contract Owner will also receive the amount of any prorated Annual Contract Maintenance Fee and the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date. (The prorated Annual Contract Maintenance Fee is already included when calculating the amount returned based on Purchase Payments.)

24

   Withdrawals are not permitted during the Free Look Period.

Reinstatements

The Company occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by the Company). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Administrative Services

Administrative services are provided by The Vanguard Group, Inc., Vanguard Annuity and Insurance Services, 100 Vanguard Boulevard, Malvern, PA 19355.

Distributor of the Contracts

The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended December 31, 2001, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

Voting Rights

The Fund does not hold regular meetings of shareholders. The trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
   Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.
   The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.
   The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.
   In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C. has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Brenda D. Sneed, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and the Company's right to issue the Contract.

26

Table of Contents for the Vanguard Variable Annuity
Statement of Additional Information

Contents

B-2  The Contract

B-2  Computation of Variable Annuity Income Payments

B-2  Exchanges

B-3  Joint Annuitant

B-3  General Matters

B-3  Non-Participating

B-3  Misstatement of Age or Sex

B-3  Assignment

B-3  Annuity Data

B-3  Annual Report

B-3  Incontestability

B-4  Ownership

B-4  Distribution of the Contract

B-4  Performance Information

B-4  Subaccount Inception Dates

B-4  Portfolio Inception Dates

B-5  Money Market Subaccount Yields

B-5  30-Day Yield for Non-Money Market Subaccounts

B-6  Standardized Average Annual Total Return


B-8  Additional Performance Measures

B-8  Non-Standardized Cumulative Total Return and
     Non-Standardized Average Annual Total Return

B-9  Non-Standardized Total Return Year-to-Date

B-10 Non-Standardized One Year Return

B-10 Safekeeping of Account Assets

B-11 Conflicts of Interest with Other Separate Accounts

B-11 The Company

B-11 Taxes

B-12 State Regulation of the Company

B-12 Records and Reports

B-12 Legal Proceedings

B-12 Other Information

B-12 Financial Statements

Appendix

CONDENSED FINANCIAL INFORMATION

The information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts (the Individual Contracts) offered through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998. As of October 1, 1998, a group variable annuity contract (the Group Contract) replaced the Individual Contract, and new Individual Contracts no longer are offered for sale. The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period December 1, 1992 through December 31, 2001
--------------------------------------------------------------------------------



                                       Total
                                       Bond       High      Short-
                         Money         Market     Yield      Term                 Diversified    Equity
                         Market        Index      Bond     Corporate    Balanced     Value       Income
-------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*            1.061       11.489     10.000     10.000       11.098     10.000       10.000
   12/31/1992             1.064       11.656         --         --       11.514         --           --
   12/31/1993             1.091       12.695         --         --       12.961         --       10.488
   12/31/1994             1.130       12.290         --         --       12.815         --       10.304
   12/31/1995             1.191       14.437         --         --       16.885         --       14.239
   12/31/1996             1.250       14.882     10.871         --       19.532         --       16.820
   12/31/1997             1.314       16.219     12.135         --       23.946         --       22.503
   12/31/1998             1.381       17.546     12.576         --       26.729         --       26.365
   12/31/1999             1.447       17.343     12.892     10.180       27.774      8.662       25.617
   12/31/2000             1.536       19.237     12.579     10.974       30.541     10.879       28.424
   12/31/2001             1.596       20.754     12.942     11.790       31.781     10.918       27.324
Number of units outstanding as of:
   12/31/1992             1,660           11         --         --            9         --           --
   12/31/1993             4,079          271         --         --          636         --          290
   12/31/1994             5,365          526         --         --          745         --          306
   12/31/1995             9,080          622         --         --          766         --          380
   12/31/1996            13,590          689        253         --          852         --          525
   12/31/1997            15,573          912        645         --        1,035         --          819
   12/31/1998            22,682        1,252        692         --        1,138         --        1,016
   12/31/1999            27,932        1,204        616        190        1,059        226          948
   12/31/2000            29,852          899        553        310          937        344          786
   12/31/2001            33,238        1,264        649        626        1,801        877          813
   (Units are shown in thousands)
-------------------------------------------------------------------------------------------------------




For the period December 1, 1992 through December 31, 2001
--------------------------------------------------------------------------------



                                                                                              Small
                                      Equity                      Mid-Cap       REIT         Company
                                       Index         Growth        Index        Index         Growth     International
----------------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
  Start Date*                         11.596         10.000       10.000       10.000         10.000         10.000
  12/31/1992                          12.039             --           --           --             --             --
  12/31/1993                          13.144         10.569           --           --             --             --
  12/31/1994                          13.224         10.964           --           --             --         10.128
  12/31/1995                          18.073         15.089           --           --             --         11.678
  12/31/1996                          22.098         19.057           --           --          9.725         13.319
  12/31/1997                          29.301         24.034           --           --         10.970         13.708
  12/31/1998                          37.565         33.697           --           --         11.792         16.226
  12/31/1999                          45.298         41.101       12.454        9.738         18.957         20.265
  12/31/2000                          41.052         32.753       14.640       12.251         21.872         18.834
  12/31/2001                          35.987         22.246       14.510       13.691         23.013         15.272
Number of units outstanding as of:
  12/31/1992                              33             --           --           --             --             --
  12/31/1993                             440            220           --           --             --             --
  12/31/1994                             534            457           --           --             --            322
  12/31/1995                             784            620           --           --             --            433
  12/31/1996                           1,035            906           --           --            246            698
  12/31/1997                           1,392          1,187           --           --            743            833
  12/31/1998                           1,670          1,569           --           --            846            878
  12/31/1999                           2,022          1,850          366           91          1,082            977
  12/31/2000                           1,947          1,870          982          263          1,501          1,039
----------------------------------------------------------------------------------------------------------------------


28

For the period December 1, 1992 through December 31, 2001


--------------------------------------------------------------------------------------------------------------
                                                                                    Small
                    Equity                         Mid-Cap            REIT         Company
                    Index          Growth           Index            Index         Growth        International
--------------------------------------------------------------------------------------------------------------
12/31/2001          1,859           1,662           1,039             401           1,322             927
(Units are shown in thousands)
--------------------------------------------------------------------------------------------------------------

*Date of commencement of operations for the Money Market Subaccount was December 1, 1992, for the Total Bond Market Index, Balanced, and Equity Index Subaccounts was December 16, 1992, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, and for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999.

                         AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT B

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                            VANGUARD VARIABLE ANNUITY

                                   OFFERED BY
                        AUSA LIFE INSURANCE COMPANY, INC.
                           (A NEW YORK STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                              4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity (the "Contract" or the "Group Contract") offered by AUSA Life Insurance Company, Inc. (the "Company"). You may obtain a copy of the Prospectus dated May 1, 2002 by calling 800-522-5555, or writing to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                   May 1, 2002

TABLE OF CONTENTS                                                                   PAGE
-----------------                                                                   ----
THE CONTRACT                                                                         B-2
     Computation of Variable Annuity Income Payments                                 B-2
     Exchanges                                                                       B-2
     Joint Annuitant                                                                 B-3
GENERAL MATTERS                                                                      B-3
     Non-Participating                                                               B-3
     Misstatement of Age or Sex                                                      B-3
     Assignment                                                                      B-3
     Annuity Data                                                                    B-3
     Annual Report                                                                   B-3
     Incontestability                                                                B-3
     Ownership                                                                       B-4
DISTRIBUTION OF THE CONTRACT                                                         B-4
PERFORMANCE INFORMATION                                                              B-4
     Subaccount Inception Dates                                                      B-4
     Portfolio Inception Dates                                                       B-4
     Money Market Subaccount Yields                                                  B-5
     30-Day Yield for Non-Money Market Subaccounts                                   B-5
     Standardized Average Annual Total Return                                        B-6
ADDITIONAL PERFORMANCE MEASURES                                                      B-8
     Non-Standardized Cumulative Total Return and Non-Standardized Average
        Annual Total Return                                                          B-8
     Non-Standardized Total Return Year-to-Date                                      B-9
     Non-Standardized One Year Return                                                B-10
SAFEKEEPING OF ACCOUNT ASSETS                                                        B-10
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                   B-11
THE COMPANY                                                                          B-11
TAXES                                                                                B-11
STATE REGULATION OF THE COMPANY                                                      B-12
RECORDS AND REPORTS                                                                  B-12
LEGAL PROCEEDINGS                                                                    B-12
OTHER INFORMATION                                                                    B-12
FINANCIAL STATEMENTS                                                                 B-12

                                  THE CONTRACT

     In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

     Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

     The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

     The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

     (a) the Annuity Unit value for the immediately preceding Business Day;

     (b) the Net Investment Factor for the day;

     (c) the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

     The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) any increase or decrease in the value of the Subaccount due to investment results;

     (b) a daily charge of 0.25% for the mortality and expense risks assumed by the Company;


     (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%;and

     (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

     The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

Exchanges

     After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by written request, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

     Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

     The Contract Owner may, in the Contract enrollment form or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

     The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                 GENERAL MATTERS

Non-Participating

     The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

     The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

     Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

     The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

     Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

     This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

Ownership

     The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the enrollment form. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                          DISTRIBUTION OF THE CONTRACT

     The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended December 31, 2001, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

                             PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners. The yield and total return performance information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts offered through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc., on October 1, 1998. As of October 1, 1998, new individual variable annuity contracts no longer are offered for sale.

Subaccount Inception Dates

     Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: December 1, 1992 for the Money Market Subaccount; December 16, 1992 for the Equity Index Subaccount, the Balanced Subaccount, and the Total Bond Market Index Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount.

     The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Portfolio Inception Dates

     Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Portfolio and Total Bond Market Index Portfolio; May 2, 1991 for the Money Market Portfolio; May 23, 1991 for the Balanced Portfolio; June 7, 1993 for the Equity Income Portfolio and the Growth Portfolio; June 3, 1994 for the International Portfolio; June 3, 1996 for the High Yield Bond Portfolio and Small Company Growth Portfolio; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subacount and the REIT Index Subaccount.

     Vanguard Variable Insurance Fund's Mid-Cap Index Portfolio and REIT Index Portfolio commenced investment operations on February 8, 1999, but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

     Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return +1)/365/7/] -1

     The yield of the Money Market Subaccount for the 7-day period ended December 31, 2001, was 1.91%.

30-Day Yield for Non-Money Market Subaccounts

     Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ -1]
                                    -----
                                    c x d

Where:

[a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

[b]  equals the expenses accrued for the period (net of reimbursements)

[c]  equals the average daily number of Units outstanding during the period

[d] equals the maximum offering price per Accumulation Unit on the last day of the period

     Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

     The yield of each Subaccount for the 30-day period ended December 31, 2001, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

Total Bond Market Index Subaccount ...............................      5.20%
High Yield Bond Subaccount .......................................      8.44%
Short-Term Corporate Subaccount ..................................      4.40%
Balanced Subaccount ..............................................      2.68%
Diversified Value Subaccount .....................................      1.73%
Equity Income Subaccount .........................................      1.86%
Equity Index Subaccount ..........................................      0.83%
Growth Subaccount ................................................      0.00%
Mid-Cap Index Subaccount .........................................      0.41%
REIT Index Subaccount ............................................        ---
Small Company Growth Subaccount ..................................      0.00%
International Subaccount .........................................        ---


Standardized Average Annual Total Return

     When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. The Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which is was not). After the Individual Contract's inception date, the calculations will reflect actual Accumulation Unit Values. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

                               P(1 + T)/n/ = ERV
Where:

(1)  [P] equals a hypothetical Initial Purchase Payment of $1,000

(2)  [T] equals an average annual total return

(3)  [n] equals the number of years

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

     The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2001.

                                                                                                        Since           Since
                                                                              Year     Year Ended     Subaccount      Portfolio
                                             1 year     3 years    5 years    to date  12/31/2001     Inception*      Inception**
                                             ------     -------    -------    -------  ----------     ---------------------------
Money Market Subaccount ..................    3.96%      4.95%      5.01%      3.96%       3.96%          4.56%          4.43%
Total Bond Market Index Subaccount .......    7.88%      5.75%      6.87%      7.88%       7.88%          6.61%          6.50%
High Yield Bond Subaccount ...............    2.88%      0.96%      3.54%      2.88%       2.88%          4.72%          4.72%
Short-Term Corporate Subaccount ..........    7.44%        ---        ---      7.44%       7.44%          5.85%          5.85%
Balanced Subaccount ......................    4.05%      5.93%     10.22%      4.05%       4.05%         11.96%         11.36%
Diversified Value Subaccount .............    0.36%        ---        ---      0.36%       0.36%          3.08%          3.08%
Equity Income Subaccount .................   -3.88%      1.19%     10.18%     -3.88%      -3.88%         12.43%         12.43%
Equity Index Subaccount ..................  -12.34%     -1.43%     10.24%    -12.34%     -12.34%         12.98%         12.28%
Growth Subaccount ........................  -32.09%    -12.93%      3.13%    -32.09%     -32.09%          9.76%          9.76%
Mid-Cap Index Subaccount .................   -0.89%        ---        ---      0.89%       0.89%         13.74%         13.74%
REIT Index Subaccount ....................   11.74%        ---        ---     11.74%      11.74%         11.47%         11.47%
Small Company Growth Subaccount ..........    5.21%     24.96%     18.79%      5.21%       5.21%         16.11%         16.11%
International Subaccount .................    -18.92%     -2.01%      2.76%    -18.92%     -18.92%        5.73%          5.73%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                                                                   Month-          Quarter-          6 Months-
                                                                   to-date         to-date            to-date
                                                                   -------         -------            -------
     Money Market Subaccount .................................      0.16%           0.60%              1.46%
     Total Bond Market Index Subaccount ......................     -0.67%          -0.46%              3.82%
     High Yield Bond Subaccount ..............................     -0.79%           3.65%              0.93%
     Short-Term Corporate Subaccount .........................     -0.21%          -0.09%              3.24%
     Balanced Subaccount .....................................      0.87%           6.90%              0.80%
     Diversified Value Subaccount ............................      2.96%           4.80%             -6.73%
     Equity Income Subaccount ................................      1.25%           2.45%             -1.85%
     Equity Index Subaccount .................................      0.83%          10.53%             -5.80%
     Growth Subaccount .......................................      0.11%          19.52%             -7.99%
     Mid-Cap Index Subaccount ................................      5.11%          17.92%             -1.66%
     REIT Index Subaccount ...................................      2.46%           4.62%              1.79%
     Small Company Growth Subaccount .........................      6.76%          23.78%              0.22%
     International Subaccount ................................      3.36%          12.50%             -5.38%

     All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                         ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

     The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For both performance measures, the Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which it was not). After the Individual Contract's inception date, the calculations will reflect actual Accumulation Unit Values. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                    Non-Standardized Cumulative Total Return
                          For Period Ending 12/31/2001

                                                                                                Since           Since
                                             Month-     Quarter-      6 Month-       One     Subaccount       Portfolio
                                            to-date     to-date        to-date      Year     Inception*       Inception**
                                            -------     -------        -------      ----     ----------       -----------
     Money Market Subaccount ...............   0.16%       0.60%        1.46%       3.96%        50.31%           59.64%
     Total Bond Market Index Subaccount ....  -0.67%      -0.46%        3.82%       7.89%        78.81%          107.54%
     High Yield Bond Subaccount ............  -0.79%       3.66%        0.93%       2.89%        29.42%           29.42%
     Short-Term Corporate Subaccount .......  -0.21%      -0.09%        3.24%       7.44%        17.90%           17.90%
     Balanced Subaccount ...................   0.87%       6.90%        0.81%       4.06%       178.27%          217.81%
     Diversified Value Subaccount ..........   2.96%       4.80%       -6.73%       0.36%         9.18%            9.18%
     Equity Income Subaccount ..............   1.25%       2.45%       -1.85%       1.87%       173.24%          173.24%
     Equity Index Subaccount ...............   0.83%      10.53%       -5.80%      12.34%       259.87%          259.87%
     Growth Subaccount .....................   0.11%      19.52%       -7.98%     -32.08%       122.46%          122.46%
     Mid-Cap Index Subaccount ..............   5.11%      17.92%       -1.66%      -0.89%        45.10%           45.10%
     REIT Index Subaccount .................   2.46%       4.62%        1.79%      11.75%        36.90%           36.90%
     Small Company Growth Subaccount .......   6.76%      23.78%        0.22%       5.22%       130.13%          130.13%
     International Subaccount ..............   3.36%      12.50%       -5.38%     -18.91%        52.72%           52.72%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.


                  Non-Standardized Average Annual Total Returns
                          For Period Ending 12/31/2001

                                                                                                 Since            Since
                                                                                               Subaccount       Portfolio
                                                     One Year     Three Year    Five Year      Inception*       Inception**
                                                     --------     ----------    ---------      ----------       -----------
     Money Market Subaccount ....................      3.96%          4.95%        5.01%           4.59%            4.46%
     Total Bond Market Index Subaccount .........      7.89%          5.76%        6.88%           6.64%            6.53%
     High Yield Bond Subaccount .................      2.89%          0.96%        3.55%           4.73%            4.73%
     Short-Term Corporate Subaccount ............      7.44%            ---          ---           5.86%            5.86%
     Balanced Subaccount ........................      4.06%          5.94%       10.23%          11.99%           11.39%
     Diversified Value Subaccount ...............      0.36%            ---          ---           3.08%            3.08%
     Equity Income Subaccount ...................     -3.87%          1.20%       10.19%          12.45%           12.45%
     Equity Index Subaccount ....................    -12.34%         -1.42%       10.24%          12.75%           12.31%
     Growth Subaccount ..........................    -32.08%        -12.93%        3.14%           9.78%            9.78%
     Mid-Cap Index Subaccount ...................     -0.89%            ---          ---          13.74%           13.74%
     REIT Index Subaccount ......................     11.75%            ---          ---          11.48%           11.48%
     Small Company Growth Subaccount ............      5.22%         24.97%       18.80%          16.12%           16.12%
     International Subaccount ...................    -18.91%         -2.00%        2.77%           5.75%            5.75%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

     The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.


                                                 Total Return YTD
                                                 as of 12/31/2001
                                                 ----------------
     Money Market Subaccount ...................      3.96%
     Total Bond Market Index Subaccount ........      7.89%
     High Yield Bond Subaccount ................      2.89%
     Short-Term Corporate Subaccount ...........      7.44%
     Balanced Subaccount .......................      4.06%
     Diversified Value Subaccount ..............      0.36%
     Equity Income Subaccount ..................     -3.87%
     Equity Index Subaccount ...................    -12.34%
     Growth Subaccount .........................    -32.08%
     Mid-Cap Index Subaccount ..................     -0.89%
     REIT Index Subaccount .....................     11.75%
     Small Company Growth Subaccount ...........      5.22%
     International Subaccount ..................    -18.91%


Non Standardized One Year Return

     The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                 2001         2000         1999         1998         1997
                                                 ----         ----         ----         ----         ----
     Money Market Subaccount .................    3.96%       6.11%         4.80%        5.11%        5.10%
     Total Bond Market Index Subaccount ......    7.89%      10.93%        -1.16%        8.18%        8.98%
     High Yield Bond Subaccount ..............    2.89%      -2.43%         2.52%        3.63%       11.63%
     Short-Term Corporate Subaccount .........    7.44%       7.80%           ---          ---          ---
     Balanced Subaccount .....................    4.06%       9.96%         3.91%       11.62%       22.60%
     Diversified Value Subaccount ............    0.36%      25.59%           ---          ---          ---
     Equity Income Subaccount ................   -3.87%      10.95%        -2.84%       17.16%       33.78%
     Equity Index Subaccount .................  -12.34%      -9.37%        20.58%       28.21%       32.59%
     Growth Subaccount .......................  -32.08%     -20.31%        21.97%       40.20%       26.12%
     Mid-Cap Index Subaccount ................   -0.89%      17.55%           ---          ---          ---
     REIT Index Subaccount ...................   11.75%      25.80%           ---          ---          ---
     Small Company Growth Subaccount .........    5.22%      15.38%        60.76%        7.49%       12.80%
     International Subaccount ................  -18.91%      -7.06%        24.89%       18.36%        2.92%

                                                  1996        1995          1994         1993
                                                  ----        ----          ----         ----
     Money Market Subaccount .................    4.97%       5.34%         3.66%        2.47%
     Total Bond Market Index Subaccount ......    3.08%      17.47%        -3.19%        8.92%
     High Yield Bond Subaccount ..............      ---         ---           ---          ---
     Short-Term Corporate Subaccount .........      ---         ---           ---          ---
     Balanced Subaccount .....................   15.68%      31.76%        -1.13%       12.56%
     Diversified Value Subaccount ............      ---         ---           ---          ---
     Equity Income Subaccount ................   18.13%      38.19%        -1.76%          ---
     Equity Index Subaccount .................   22.27%      36.67%         0.61%        9.18%
     Growth Subaccount .......................   26.29%      37.62%         3.74%          ---
     Mid-Cap Index Subaccount ................      ---         ---           ---          ---
     REIT Index Subaccount ...................      ---         ---           ---          ---
     Small Company Growth Subaccount .........      ---         ---           ---          ---
     International Subaccount ................   14.05%      15.31%           ---          ---

                          SAFEKEEPING OF ACCOUNT ASSETS

     Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

     The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

                                   THE COMPANY

     On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

     The Company is a direct subsidiary of First AUSA Life Insurance Company. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company, LLC is a wholly owned subsidiary of AEGON USA, Inc.

     The Company is a wholly-owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called "The AEGON Trust" exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 53% interest in AEGON N.V.

                                      TAXES

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

     Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, the Company may make charges for such taxes. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

      The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF THE COMPANY

     The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Department may determine if the items are correct. The Company's books and accounts are subject to review by the Department of Insurance at all times. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                               RECORDS AND REPORTS

     All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

     The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners for the year ended December 31, 2001, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.


     The audited statutory-basis financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

AUSA Life Insurance Company, Inc. Separate Account B -
Vanguard Variable Annuity Plan
Year Ended December 31, 2001

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                              Financial Statements

                          Year Ended December 31, 2001




                                    Contents

Report of Independent Auditors...............................................1

Financial Statements

Statements of Assets and Liabilities.........................................2
Statements of Operations.....................................................6
Statements of Changes in Net Assets.........................................10
Notes to Financial Statements...............................................17

                         Report of Independent Auditors

The Board of Directors and Contract Owners of the Vanguard Variable Annuity Plan,
AUSA Life Insurance Company, Inc.

We have audited the accompanying statements of assets and liabilities of AUSA Life Insurance Company, Inc. Separate Account B (comprised of the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Corporate, Diversified Value, and REIT Index subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account B which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 2001, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                  Money
                                                                  Market
                                                                Subaccount
                                                            -------------------
Assets
Cash                                                            $        15
Investments in mutual funds, at current market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                                      53,061,101
     High-Grade Bond Portfolio                                            -
     Balanced Portfolio                                                   -
     Equity Index Portfolio                                               -
     Growth Portfolio                                                     -
     Equity Income Portfolio                                              -
     International Portfolio                                              -
     High Yield Bond Portfolio                                            -
     Small Company Growth Portfolio                                       -
     Mid-Cap Index Portfolio                                              -
     Short-Term Corporate Portfolio                                       -
     Diversified Value Portfolio                                          -
     REIT Index Portfolio                                                 -
                                                            -------------------
Total investments in mutual funds                                53,061,101
                                                            -------------------
Total assets                                                     53,061,116

Liabilities
Contract terminations payable                                             -
                                                            -------------------
                                                                $53,061,116
                                                            ===================

Net assets:
   Deferred annuity contracts terminable by owners              $53,061,116
                                                            -------------------
Total net assets                                                $53,061,116
                                                            ===================

Accumulation units outstanding                               33,238,191.389
                                                            ===================
Accumulation unit value                                           $1.596390
                                                            ===================


See accompanying notes.


     High-Grade                                                               Equity
        Bond            Balanced        Equity Index        Growth            Income
     Subaccount        Subaccount        Subaccount       Subaccount        Subaccount
-----------------------------------------------------------------------------------------
     $        -        $        -        $        -       $        -        $        -
                                                  -                                  -


              -                 -                 -                -                 -
     26,229,783                 -                 -                -                 -
              -        34,370,234                 -                -                 -
              -                 -        66,903,220                -                 -
              -                 -                 -       36,984,070                 -
              -                 -                 -                -        22,218,449
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
     26,229,783        34,370,234        66,903,220       36,984,070        22,218,449
-----------------------------------------------------------------------------------------
     26,229,783        34,370,234        66,903,220       36,984,070        22,218,449


              -                 -                 -                -                 1
-----------------------------------------------------------------------------------------
    $26,229,783       $34,370,234       $66,903,220      $36,984,070       $22,218,448
=========================================================================================


    $26,229,783       $34,370,234       $66,903,220      $36,984,070       $22,218,448
-----------------------------------------------------------------------------------------
    $26,229,783       $34,370,234       $66,903,220      $36,984,070       $22,218,448
=========================================================================================

  1,263,814.673     1,081,470.990     1,859,093.663    1,662,474.164       813,154.129
=========================================================================================
     $20.754454        $31.781004        $35.987009       $22.246403        $27.323784
=========================================================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                Statements of Assets and Liabilities (continued)




                                                              International
                                                                Subaccount
                                                            -------------------
Assets
Cash                                                             $        -
Investments in mutual funds, at current market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                                               -
     High-Grade Bond Portfolio                                            -
     Balanced Portfolio                                                   -
     Equity Index Portfolio                                               -
     Growth Portfolio                                                     -
     Equity Income Portfolio                                              -
     International Portfolio                                     14,157,473
     High Yield Bond Portfolio                                            -
     Small Company Growth Portfolio                                       -
     Mid-Cap Index Portfolio                                              -
     Short-Term Corporate Portfolio                                       -
     Diversified Value Portfolio                                          -
     REIT Index Portfolio                                                 -
                                                            -------------------
Total investments in mutual funds                                14,157,473
                                                            -------------------
Total assets                                                     14,157,473

Liabilities
Contract terminations payable                                             -
                                                            -------------------
                                                                $14,157,473
                                                            ===================

Net assets:
   Deferred annuity contracts terminable by owners              $14,157,473
                                                            -------------------
Total net assets                                                $14,157,473
                                                            ===================

Accumulation units outstanding                                  927,008.952
                                                            ===================
Accumulation unit value                                          $15.272207
                                                            ===================


See accompanying notes.

    High Yield       Small Company                        Short-Term       Diversified
       Bond             Growth          Mid-Cap Index      Corporate          Value          REIT Index
    Subaccount         Subaccount         Subaccount      Subaccount        Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
     $        1        $        -        $        -       $        -        $        -       $        -


              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
              -                 -                 -                -                 -                -
      8,402,308                 -                 -                -                 -                -
              -        30,423,456                 -                -                 -                -
              -                 -        15,082,182                -                 -                -
              -                 -                 -        7,382,535                 -                -
              -                 -                 -                -         9,577,095                -
              -                 -                 -                -                 -        5,495,132
-----------------------------------------------------------------------------------------------------------
      8,402,308        30,423,456        15,082,182        7,382,535         9,577,095        5,495,132
-----------------------------------------------------------------------------------------------------------
      8,402,309        30,423,456        15,082,182        7,382,535         9,577,095        5,495,132


              -                 1                 1                -                 -                -
-----------------------------------------------------------------------------------------------------------
     $8,402,309       $30,423,455       $15,082,181       $7,382,535        $9,577,095       $5,495,132
===========================================================================================================


     $8,402,309       $30,423,455       $15,082,181       $7,382,535        $9,577,095       $5,495,132
-----------------------------------------------------------------------------------------------------------
     $8,402,309       $30,423,455       $15,082,181       $7,382,535        $9,577,095       $5,495,132
===========================================================================================================

    649,205.312     1,322,000.476     1,039,398.100      626,142.992       877,155.905      401,373.068
===========================================================================================================
     $12.942453        $23.013195        $14.510495       $11.790494        $10.918350       $13.690834
===========================================================================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                            Statements of Operations

                          Year Ended December 31, 2001

                                                                                               Money
                                                                                               Market
                                                                                             Subaccount
                                                                                        -------------------
Net investment income (loss)
Income:
   Dividends                                                                               $  2,095,016
Expenses:
   Administrative, mortality and expense risk charge                                            184,855
                                                                                        -------------------
Net investment income (loss)                                                                  1,910,161

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                                        -
   Proceeds from sales                                                                       12,533,476
   Cost of investments sold                                                                  12,533,476
                                                                                        -------------------
Net realized capital gains (losses) on investments                                                    -

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                            -
   End of the period                                                                                  -
                                                                                        -------------------
Net change in unrealized appreciation/depreciation of investments                                     -
                                                                                        -------------------
Net realized and unrealized capital gains (losses) on investments                                     -
                                                                                        -------------------
Increase (decrease) in net assets from operations                                          $  1,910,161
                                                                                        ===================

See accompanying notes.


    High-Grade                                                             Equity
       Bond             Balanced       Equity Index         Growth         Income
    Subaccount         Subaccount       Subaccount        Subaccount      Subaccount
-----------------------------------------------------------------------------------------

    $  297,384         $        -      $          -     $          -      $         -


        82,466            113,801           262,448          157,152           81,981
-----------------------------------------------------------------------------------------
       214,918           (113,801)         (262,448)        (157,152)         (81,981)



             -                  -                 -                -                -
     3,734,660          2,033,321         8,554,728        8,727,030        2,202,816
     3,716,689          1,800,128         5,969,461       10,148,766        1,774,000
-----------------------------------------------------------------------------------------
        17,971            233,193         2,585,267       (1,421,736)         428,816


        (5,526)         1,225,765        15,640,091      (12,026,838)       2,323,941
     1,304,165          2,317,332         3,207,419      (29,500,326)       1,049,216
-----------------------------------------------------------------------------------------
     1,309,691          1,091,567       (12,432,672)     (17,473,488)      (1,274,725)
-----------------------------------------------------------------------------------------
     1,327,662          1,324,760        (9,847,405)     (18,895,224)        (845,909)
-----------------------------------------------------------------------------------------
    $1,542,580         $1,210,959      $(10,109,853)    $(19,052,376)     $  (927,890)
=========================================================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                      Statements of Operations (continued)


                                                                                          International
                                                                                            Subaccount
                                                                                        -------------------
Net investment income (loss)
Income:
   Dividends                                                                                $         -
Expenses:
   Administrative, mortality and expense risk charge                                             59,163
                                                                                        -------------------
Net investment income (loss)                                                                    (59,163)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                                        -
   Proceeds from sales                                                                        4,054,706
   Cost of investments sold                                                                   5,437,362
                                                                                        -------------------
Net realized capital gains (losses) on investments                                           (1,382,656)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                   (3,108,838)
   End of the period                                                                         (5,327,173)
                                                                                        -------------------
Net change in unrealized appreciation/depreciation of investments                            (2,218,335)
                                                                                        -------------------
Net realized and unrealized capital gains (losses) on investments                            (3,600,991)
                                                                                        -------------------
Increase (decrease) in net assets from operations                                           $(3,660,154)
                                                                                        ===================

See accompanying notes.

    High Yield      Small Company                        Short-Term      Diversified
       Bond             Growth       Mid-Cap Index       Corporate          Value          REIT Index
    Subaccount        Subaccount      Subaccount         Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------

   $   177,290        $        -       $         -      $    58,513       $         -         $103,474

        30,491           108,604            53,042           18,795            29,163           15,502
-----------------------------------------------------------------------------------------------------------
       146,799          (108,604)          (53,042)          39,718           (29,163)          87,972



             -                 -                 -                -                 -           11,186
     2,201,752         6,467,972         2,832,687        1,304,712         1,861,442          832,890
     2,615,251         4,915,921         2,623,878        1,231,294         1,541,405          684,886
-----------------------------------------------------------------------------------------------------------
      (413,499)        1,552,051           208,809           73,418           320,037          159,190


      (926,397)       (1,774,574)          444,208           43,274           521,155          390,115
      (492,980)       (2,060,147)          (14,146)         249,012           (79,949)         579,678
-----------------------------------------------------------------------------------------------------------
       433,417          (285,573)         (458,354)         205,738          (601,104)         189,563
-----------------------------------------------------------------------------------------------------------
        19,918         1,266,478          (249,545)         279,156          (281,067)         348,753
-----------------------------------------------------------------------------------------------------------
   $   166,717        $1,157,874       $  (302,587)     $   318,874       $  (310,230)        $436,725
===========================================================================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2001 and 2000

                                                                                     Money Market
                                                                                      Subaccount
                                                                            -------------------------------
                                                                                 2001           2000
                                                                            -------------------------------
Operations:
   Net investment income (loss)                                                $ 1,910,161   $ 2,590,570
   Net realized capital gains (losses) on investments                                    -             -
   Net change in unrealized appreciation/depreciation of investments                     -             -
                                                                            -------------------------------
Increase (decrease) in net assets from operations                                1,910,161     2,590,570

Contract transactions:
   Net contract purchase payments                                               11,009,595    13,007,928
   Transfer payments from (to) other subaccounts or general account               (534,639)   (1,768,474)
   Contract terminations, withdrawals and other deductions                      (5,159,998)   (8,409,567)
   Contract maintenance charges                                                     (3,330)       (2,669)
                                                                            -------------------------------
Increase (decrease) in net assets from contract transactions                     5,311,628     2,827,218
                                                                            -------------------------------
Net increase (decrease) in net assets                                            7,221,789     5,417,788

Net assets:
   Beginning of the period                                                      45,839,327    40,421,539
                                                                            -------------------------------
   End of the period                                                           $53,061,116   $45,839,327
                                                                            ===============================

See accompanying notes.


         High-Grade Bond                         Balanced                         Equity Index
            Subaccount                          Subaccount                         Subaccount
----------------------------------- ----------------------------------------------------------------------
      2001             2000               2001             2000              2001             2000
----------------------------------- ----------------------------------------------------------------------
    $   214,918     $ 1,027,318         $  (113,801)    $ 1,051,251        $  (262,448)     $   575,820
         17,971        (257,228)            233,193       2,091,086          2,585,267        6,709,356
      1,309,691         943,162           1,091,567        (606,386)       (12,432,672)     (15,616,196)
----------------------------------- ----------------------------------------------------------------------
      1,542,580       1,713,252           1,210,959       2,535,951        (10,109,853)      (8,331,020)


      3,744,227       2,014,889           3,172,542       1,971,346          3,979,982        7,900,503
      4,733,677        (907,724)          2,049,119      (4,201,782)        (4,569,856)      (6,502,294)
     (1,075,323)     (6,418,335)           (690,495)     (1,080,783)        (2,315,037)      (4,713,596)
         (2,124)         (1,170)             (3,700)         (2,485)            (8,649)          (7,518)
----------------------------------- ----------------------------------------------------------------------
      7,400,457      (5,312,340)          4,527,466      (3,313,704)        (2,913,560)      (3,322,905)
----------------------------------- ----------------------------------------------------------------------
      8,943,037      (3,599,088)          5,738,425        (777,753)       (13,023,413)     (11,653,925)


     17,286,746      20,885,834          28,631,809      29,409,562         79,926,633       91,580,558
----------------------------------- ----------------------------------------------------------------------
    $26,229,783     $17,286,746         $34,370,234     $28,631,809        $66,903,220      $79,926,633
=================================== ======================================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                 Statements of Changes in Net Assets (continued)



                                                                                  Growth Subaccount
                                                                            -------------------------------
                                                                                 2001           2000
                                                                            -------------------------------
Operations:
   Net investment income (loss)                                             $    (157,152) $      (70,764)
   Net realized capital gains (losses) on investments                          (1,421,736)     19,280,004
   Net change in unrealized appreciation/depreciation of investments          (17,473,488)    (35,066,738)
                                                                            -------------------------------
Increase (decrease) in net assets from operations                             (19,052,376)    (15,857,498)

Contract transactions:
   Net contract purchase payments                                               2,041,956       5,941,093
   Transfer payments from (to) other subaccounts or general account            (5,341,476)      1,454,576
   Contract terminations, withdrawals and other deductions                     (1,916,578)     (6,314,244)
   Contract maintenance charges                                                    (7,069)         (7,381)
                                                                            -------------------------------
Increase (decrease) in net assets from contract transactions                   (5,223,167)      1,074,044
                                                                            -------------------------------
Net increase (decrease) in net assets                                         (24,275,543)    (14,783,454)

Net assets:
   Beginning of the period                                                     61,259,613      76,043,067
                                                                            -------------------------------
   End of the period                                                          $36,984,070     $61,259,613
                                                                            ===============================

See accompanying notes.

          Equity Income                       International                     High Yield Bond
            Subaccount                          Subaccount                         Subaccount
----------------------------------- ------------------------------------- --------------------------------
       2001            2000                2001              2000             2001            2000
----------------------------------- ------------------------------------- --------------------------------

    $   (81,981)    $   496,061         $   (59,163)      $   197,364       $  146,799      $  690,946
        428,816       2,611,108          (1,382,656)        4,433,599         (413,499)       (272,856)
     (1,274,725)     (1,095,196)         (2,218,335)       (6,070,384)         433,417        (611,914)
----------------------------------- ------------------------------------- --------------------------------
       (927,890)      2,011,973          (3,660,154)       (1,439,421)         166,717        (193,824)


      1,529,202       1,805,926             895,245         2,350,120          736,350         739,074
        102,640      (4,459,205)         (2,105,007)          338,628        1,029,032      (1,167,945)
       (829,274)     (1,307,126)           (547,129)       (1,473,715)        (488,244)       (354,726)
         (2,482)         (1,907)             (1,879)           (2,052)            (534)           (423)
----------------------------------- ------------------------------------- --------------------------------
        800,086      (3,962,312)         (1,758,770)        1,212,981        1,276,604        (784,020)
----------------------------------- ------------------------------------- --------------------------------
       (127,804)     (1,950,339)         (5,418,924)         (226,440)       1,443,321        (977,844)


     22,346,252      24,296,591          19,576,397        19,802,837        6,958,988       7,936,832
----------------------------------- ------------------------------------- --------------------------------
    $22,218,448     $22,346,252         $14,157,473       $19,576,397       $8,402,309      $6,958,988
=================================== ===================================== ================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                 Statements of Changes in Net Assets (continued)


                                                                                    Small Company
                                                                                  Growth Subaccount
                                                                            -------------------------------
                                                                                 2001           2000
                                                                            -------------------------------
Operations:
   Net investment income (loss)                                                $  (108,604)   $   140,753
   Net realized capital gains (losses) on investments                            1,552,051     11,538,676
   Net change in unrealized appreciation/depreciation of investments              (285,573)    (8,853,495)
                                                                            -------------------------------
Increase (decrease) in net assets from operations                                1,157,874      2,825,934

Contract transactions:
   Net contract purchase payments                                                1,130,719      2,730,831
   Transfer payments from (to) other subaccounts or general account             (3,586,911)     8,834,695
   Contract terminations, withdrawals and other deductions                      (1,109,887)    (2,067,318)
   Contract maintenance charges                                                     (2,978)        (2,510)
                                                                            -------------------------------
Increase (decrease) in net assets from contract transactions                    (3,569,057)     9,495,698
                                                                            -------------------------------
Net increase (decrease) in net assets                                           (2,411,183)    12,321,632

Net assets:
   Beginning of the period                                                      32,834,638     20,513,006
                                                                            -------------------------------
   End of the period                                                           $30,423,455    $32,834,638
                                                                            ===============================

See accompanying notes.


          Mid-Cap Index                        Short-Term Corporate                    Diversified Value
            Subaccount                              Subaccount                             Subaccount
----------------------------------- --------------------------------------  ------------------------------------
       2001              2000                2001                2000                2001              2000
----------------------------------- --------------------------------------  ------------------------------------
$    (53,042)       $     39,531        $     39,718        $    169,644        $    (29,163)       $     50,991
     208,809           1,133,708              73,418             (19,793)            320,037            (417,215)
    (458,354)             53,265             205,738              58,977            (601,104)          1,006,867
--------------------------------        --------------------------------        --------------------------------
    (302,587)          1,226,504             318,874             208,828            (310,230)            640,643


   1,718,912           2,794,178             645,985           1,137,674           1,619,491             738,512
    (311,629)          6,571,493           3,167,167             353,311           4,596,905             505,533
    (391,600)           (776,501)           (149,313)           (236,048)            (64,924)           (105,026)
      (1,569)             (1,156)               (421)               (183)             (1,028)               (317)
--------------------------------        --------------------------------        --------------------------------
   1,014,114           8,588,014           3,663,418           1,254,754           6,150,444           1,138,702
--------------------------------        --------------------------------        --------------------------------
     711,527           9,814,518           3,982,292           1,463,582           5,840,214           1,779,345


  14,370,654           4,556,136           3,400,243           1,936,661           3,736,881           1,957,536
--------------------------------        --------------------------------        --------------------------------
$ 15,082,181        $ 14,370,654        $  7,382,535        $  3,400,243        $  9,577,095        $  3,736,881
================================        ================================        ================================

                      AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                 Statements of Changes in Net Assets (continued)


                                                                                REIT Index Subaccount
                                                                            -------------------------------
                                                                                 2001           2000
                                                                            -------------------------------
Operations:
   Net investment income (loss)                                                $   87,972     $   25,032
   Net realized capital gains (losses) on investments                             159,190          7,103
   Net change in unrealized appreciation/depreciation of investments              189,563        448,842
                                                                            -------------------------------
Increase (decrease) in net assets from operations                                 436,725        480,977

Contract transactions:
   Net contract purchase payments                                               1,046,264        943,397
   Transfer payments from (to) other subaccounts or general account               879,851        976,591
   Contract terminations, withdrawals and other deductions                        (93,964)       (58,385)
   Contract maintenance charges                                                      (663)          (207)
                                                                            -------------------------------
Increase (decrease) in net assets from contract transactions                    1,831,488      1,861,396
                                                                            -------------------------------
Net increase (decrease) in net assets                                           2,268,213      2,342,373

Net assets:
   Beginning of the period                                                      3,226,919        884,546
                                                                            -------------------------------
   End of the period                                                           $5,495,132     $3,226,919
                                                                            ===============================

See accompanying notes.

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                          Notes to Financial Statements

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. Separate Account B (the Mutual Fund Account) is a segregated investment account of AUSA Life Insurance Company, Inc. (AUSA), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the Series Fund), an open-end diversified investment company offered by The Vanguard Group, Inc. (Vanguard). Activity in these thirteen investment subaccounts is available to contract owners of the Vanguard Variable Annuity Plan.

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

Realized capital gains and losses from the sales of shares in the Series Fund are determined on the basis of first-in, first-out. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Fund are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                           Net Asset
                                            Number of      Value Per          Market
                                           Shares Held       Share             Value           Cost
                                       --------------------------------------------------------------------
   Vanguard Variable Insurance Fund:
     Money Market Portfolio               53,061,101.071    $  1.00         $53,061,101     $53,061,101
     High-Grade Bond Portfolio             2,322,987.700      11.29          26,229,783      24,925,618
     Balanced Portfolio                    2,023,778.448      16.98          34,370,234      32,052,902
     Equity Index Portfolio                2,236,847.699      29.90          66,903,220      63,695,801
     Growth Portfolio                      2,573,216.569      14.37          36,984,070      66,484,396
     Equity Income Portfolio               1,122,620.143      19.79          22,218,449      21,169,233
     International Portfolio               1,144,713.519      12.36          14,157,473      19,484,646
     High Yield Bond Portfolio               978,218.290       8.58           8,402,308       8,895,288
     Small Company Growth Portfolio        1,851,295.865      16.43          30,423,456      32,483,603
     Mid-Cap Index Portfolio               1,139,645.432      13.23          15,082,182      15,096,328
     Short-Term Corporate Portfolio          710,043.456      10.39           7,382,535       7,133,523
     Diversified Value Portfolio             898,498.454      10.65           9,577,095       9,657,044
     REIT Index Portfolio                    421,661.283      13.03           5,495,132       4,915,454

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:


                                                                           Purchases          Sales
                                                                       ------------------------------------
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                                                $19,755,389      $12,533,476
     High-Grade Bond Portfolio                                              11,350,148        3,734,660
     Balanced Portfolio                                                      6,447,019        2,033,321
     Equity Index Portfolio                                                  5,378,954        8,554,728
     Growth Portfolio                                                        3,347,133        8,727,030
     Equity Income Portfolio                                                 2,920,957        2,202,816
     International Portfolio                                                 2,236,732        4,054,706
     High Yield Bond Portfolio                                               3,625,198        2,201,752
     Small Company Growth Portfolio                                          2,790,458        6,467,972
     Mid-Cap Index Portfolio                                                 3,793,834        2,832,687
     Short-Term Corporate Portfolio                                          5,007,880        1,304,712
     Diversified Value Portfolio                                             7,982,732        1,861,442
     REIT Index Portfolio                                                    2,763,551          832,890

                      AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)


3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                                           Money           High-Grade
                                                           Market             Bond           Balanced
                                                         Subaccount        Subaccount       Subaccount
                                                     ------------------------------------------------------
   Units outstanding at January 1, 2000                   27,931,727        1,204,306        1,058,901
   Units purchased                                         8,753,312          111,340           70,684
   Units redeemed and transferred                         (6,832,942)        (417,047)        (192,091)
                                                     ------------------------------------------------------
   Units outstanding at December 31, 2000                 29,852,097          898,599          937,494
   Units purchased                                         7,005,136          185,411          102,084
   Units redeemed and transferred                         (3,619,042)         179,805           41,893
                                                     ------------------------------------------------------
   Units outstanding at December 31, 2001                 33,238,191        1,263,815        1,081,471
                                                     ======================================================
                                                        Equity Index         Growth        Equity Income
                                                         Subaccount        Subaccount       Subaccount
                                                     ------------------------------------------------------
   Units outstanding at January 1, 2000                   2,021,749         1,850,133          948,442
   Units purchased                                          178,802           143,738           71,856
   Units redeemed and transferred                          (253,574)         (123,545)        (234,111)
                                                     ------------------------------------------------------
   Units outstanding at December 31, 2000                 1,946,977         1,870,326          786,187
   Units purchased                                          104,947            81,572           54,601
   Units redeemed and transferred                          (192,830)         (289,424)         (27,634)
                                                     ------------------------------------------------------
   Units outstanding at December 31, 2001                 1,859,094         1,662,474          813,154
                                                     ======================================================
                                                                             High Yield    Small Company
                                                       International            Bond          Growth
                                                         Subaccount          Subaccount     Subaccount
                                                     ------------------------------------------------------
   Units outstanding at January 1, 2000                     977,201           615,620        1,082,109
   Units purchased                                          117,930            57,676          126,872
   Units redeemed and transferred                           (55,731)         (120,065)         292,256
                                                     ------------------------------------------------------
   Units outstanding at December 31, 2000                 1,039,400           553,231        1,501,237
   Units purchased                                           53,846            56,854           53,622
   Units redeemed and transferred                          (166,237)           39,120         (232,859)
                                                     ------------------------------------------------------
   Units outstanding at December 31, 2001                   927,009           649,205        1,322,000
                                                     ======================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                   Mid-Cap        Short-Term      Diversified         REIT
                                                    Index         Corporate          Value            Index
                                                 Subaccount       Subaccount      Subaccount        Subaccount
                                             --------------------------------------------------------------------

   Units outstanding at January 1, 2000            365,838          190,248        225,983            90,837
   Units purchased                                 201,794          109,572         85,048            90,804
   Units redeemed and transferred                  413,955           10,038         32,469            81,752
                                             --------------------------------------------------------------------

   Units outstanding at December 31, 2000          981,587          309,858        343,500           263,393
   Units purchased                                 121,721           55,922        143,894            81,051
   Units redeemed and transferred                  (63,910)         260,363        389,762            56,929
                                             --------------------------------------------------------------------
   Units outstanding at December 31, 2001        1,039,398          626,143        877,156           401,373
                                             ====================================================================

                       AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)


4. Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                        At December 31, 2001               Year Ended December 31, 2001
                                -------------------------------------- --------------------------------------
                                                                         Investment
                                             Unit Fair        Net          Income      Expense    Total
   Subaccount                        Units     Value        Assets         Ratio*      Ratio**   Return***
   ------------------------------------------------------------------- -------------------------------------
   Money Market                   33,238,191  $  1.60    $53,061,116        4.19%       0.37%      3.96%
   High-Grade Bond                 1,263,815    20.75     26,229,783        1.34        0.37       7.89
   Balanced                        1,081,471    31.78     34,370,234        0.00        0.37       4.06
   Equity Index                    1,859,094    35.99     66,903,220        0.00        0.37     (12.34)
   Growth                          1,662,474    22.25     36,984,070        0.00        0.37     (32.08)
   Equity Income                     813,154    27.32     22,218,448        0.00        0.37      (3.87)
   International                     927,009    15.27     14,157,473        0.00        0.37     (18.91)
   High Yield Bond                   649,205    12.94      8,402,309        2.16        0.37       2.89
   Small Company Growth            1,322,000    23.01     30,423,455        0.00        0.37       5.22
   Mid-Cap Index                   1,039,398    14.51     15,082,181        0.00        0.37      (0.89)
   Short-Term Corporate              626,143    11.79      7,382,535        1.15        0.37       7.44
   Diversified Value                 877,156    10.92      9,577,095        0.00        0.37       0.36
   REIT Index                        401,373    13.69      5,495,132        2.46        0.37      11.75

      *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

     **These ratios represent the annualized contract expenses of the Mutual
       Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

    ***These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                      AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)


5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the combined net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of Peoples Benefit Life Insurance Company (PBL), an affiliate of AUSA. The annual rate is .30% when combined net assets in the Series Fund are $2.5 billion or less, is reduced to .28% when combined net assets in the Series Fund exceed $2.5 billion, and is further reduced to .27% when combined net assets in the Series Fund exceed $5 billion.

An administrative charge of .10% annually is deducted from the unit value of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA based on the net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of PBL. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to AUSA, as long as earnings are credited under the variable annuity contracts.

Financial Statements - Statutory Basis

AUSA Life Insurance Company, Inc.
Years Ended December 31, 2001, 2000, and 1999

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years Ended December 31, 2001, 2000, and 1999



                                    Contents

Report of Independent Auditors......................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis....................................   3
Statements of Operations - Statutory Basis..........................   5
Statements of Changes in Capital and Surplus - Statutory Basis......   6
Statements of Cash Flow - Statutory Basis...........................   7
Notes to Financial Statements - Statutory Basis.....................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties..  37
Supplementary Insurance Information.................................  38
Reinsurance.........................................................  39

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in Thousands, Except per Share Data)

                                                                       December 31
                                                                  2001             2000
                                                              ---------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 4,403,548     $ 3,965,483
 Stocks:
  Preferred                                                         4,207           6,789
  Common, at market (cost: $173,440 in 2001 and $128,329
   in 2000)                                                       177,659         129,090
 Mortgage loans on real estate                                    439,685         431,456
 Real estate, at cost less accumulated depreciation                 1,009               -
 Policy loans                                                      13,440           3,205
 Short-term notes receivable from affiliates                       71,300         134,200
 Cash and short-term investments                                  148,906          43,219
 Other invested assets                                             19,504           9,805
                                                              ---------------------------
Total cash and invested assets                                  5,279,258       4,723,247

Receivable from affiliates                                         30,858           4,782
Premiums deferred and uncollected                                  51,977           6,439
Accrued investment income                                          69,264          62,225
Federal income taxes recoverable                                        -           3,383
Goodwill                                                           12,852               -
Amounts recoverable related to reinsurance ceded                   37,331               3
Other assets                                                       12,470           2,906
Separate account assets                                         6,507,715       6,875,525



                                                              ---------------------------
Total admitted assets                                         $12,001,725     $11,678,510
                                                              ===========================

                                                                                  December 31
                                                                             2001             2000
                                                                        --------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                               $       375,569  $       160,396
     Annuity                                                                  4,039,430        3,842,524
     Accident and health                                                         18,295           16,475
   Policy and contract claim reserves:
     Life                                                                        66,616            3,227
     Accident and health                                                         11,697            8,122
   Liability for deposit type contracts                                         127,921          119,274
   Other policyholders' funds                                                       659            1,121
   Transfers to separate accounts due or accrued                                 (6,767)          (5,468)
   Remittances and items not allocated                                          123,358           72,542
   Asset valuation reserve                                                       49,278           90,589
   Interest maintenance reserve                                                  20,112           10,788
   Funds held under coinsurance agreement                                       154,722                -
   Payable under assumption reinsurance agreement                                25,899           28,377
   Provision for experience rating refunds                                      (11,156)              27
   Other liabilities                                                             48,164           16,284
   Federal income taxes payable                                                  16,467                -
   Separate account liabilities                                               6,496,580        6,863,726
                                                                       ------------------------------------
Total liabilities                                                            11,556,844       11,228,004

Capital and surplus:
   Common stock, $125 par value, 20,000 shares authorized, issued,
     and outstanding: 2001 - 16,466 shares and 2000 - 20,000 shares               2,058            2,500
   Preferred stock, $10 par value, 44,175 shares authorized,
     issued and outstanding                                                         442                -
   Paid-in surplus                                                              319,180          319,180
   Special surplus funds                                                          2,282            2,169
   Unassigned surplus                                                           120,919          126,657
                                                                       ------------------------------------
Total capital and surplus                                                       444,881          450,506
                                                                       ------------------------------------
Total liabilities and capital and surplus                               $    12,001,725  $    11,678,510
                                                                       ====================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in Thousands)

                                                                          Year Ended December 31
                                                                      2001          2000         1999
                                                                   ---------------------------------------
Revenue:
   Premiums and other considerations, net of reinsurance:
     Life                                                          $   143,732   $    43,850  $    48,276
     Annuity                                                         1,473,146     1,529,202    1,475,991
     Accident and health                                                42,687        30,541       29,748
   Net investment income                                               348,703       330,718      325,049
   Amortization of interest maintenance reserve                            686           544        4,078
   Commissions and expense allowances on reinsurance ceded              30,257           453          424
   Separate account fee income                                          53,318        58,734       51,872
   Other income                                                          2,105         1,755        5,531
                                                                   ----------------------------------------
                                                                     2,094,634     1,995,797    1,940,969
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                             243,472        32,059       32,871
     Surrender benefits                                              1,456,121     1,631,618    1,937,450
     Other benefits                                                     38,826        25,993       21,747
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                         (100,418)       22,249       29,016
         Annuity                                                       188,999      (109,841)     (71,893)
         Accident and health                                             1,820            43           16
         Other                                                               -         2,362          778
     Increase (decrease) in liability for premium and
       other deposit type funds                                              -       128,146     (122,644)
                                                                   ----------------------------------------
                                                                     1,828,820     1,732,629    1,827,341
   Insurance expenses:
     Commissions                                                       113,754        48,590       50,265
     General insurance expenses                                         59,498        58,850       58,034
     Taxes, licenses and fees                                            1,922         1,771        1,836
     Net transfers to (from) separate accounts                           9,549        69,726      (79,470)
     Other                                                               7,828           (44)         (16)
                                                                   ----------------------------------------
                                                                       192,551       178,893       30,649
                                                                   ----------------------------------------
                                                                     2,021,371     1,911,522    1,857,990
                                                                   ----------------------------------------
Gain from operations before federal income tax expense                  73,263        84,275       82,979
   and net realized capital gains (losses) on investments
Federal income tax expense                                              40,532        20,713        7,976
                                                                   ----------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                              32,731        63,562       75,003
Netrealized capital gains (losses) on investments (net of
   related federal income taxes and amounts transferred to
   interest maintenance reserve)                                       (74,452)        1,023       11,471
                                                                   ----------------------------------------
Net income (loss)                                                  $   (41,721)  $    64,585  $    86,474
                                                                   ========================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                               Special    Unassigned      Total
                                        Common      Preferred     Paid-in      Surplus      Surplus    Capital and
                                        Stock         Stock       Surplus       Funds      (Deficit)     Surplus
                                      -----------------------------------------------------------------------------
Balance at January 1, 1999               $2,500      $    -       $319,180      $1,827     $ (20,261)    $303,246
   Net income                                 -           -              -         190        86,284       86,474
   Change in net unrealized capital
     gains/losses                             -           -              -           -        (2,666)      (2,666)
   Change in non-admitted assets              -           -              -           -         8,957        8,957
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -          (394)        (394)
   Change in asset valuation reserve          -           -              -           -         1,080        1,080
   Net change in separate account
     surplus                                  -           -              -           -        (3,202)      (3,202)
                                        ----------------------------------------------------------------------------
Balance at December 31, 1999              2,500           -        319,180       2,017        69,798      393,495
   Net income                                 -           -              -         152        64,433       64,585
   Change in net unrealized capital
     gains/losses                             -           -              -           -          (540)        (540)
   Change in non-admitted assets              -           -              -           -           683          683
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -           383          383
   Change in asset valuation reserve          -           -              -           -        (7,592)      (7,592)
   Net change in separate account
     surplus                                  -           -              -           -          (508)        (508)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2000              2,500           -        319,180       2,169       126,657      450,506
   Cumulative effect of change in
     accounting principles                    -           -              -           -        (1,365)      (1,365)
   Net loss                                   -           -              -         113       (41,834)     (41,721)
   Change in net unrealized capital
     gains/losses                             -           -              -           -         2,450        2,450
   Change in non-admitted assets              -           -              -           -            (3)          (3)
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -       (13,489)     (13,489)
   Change in asset valuation reserve          -           -              -           -        41,311       41,311
   Tax benefits on stock options
     exercised                                -           -              -           -           805          805
   Reinsurance transactions                   -           -              -           -         6,500        6,500
   Net change in separate account
     surplus                                  -           -              -           -          (113)        (113)
   Exchange of common stock for
     preferred stock                       (442)        442              -           -             -            -
                                        ----------------------------------------------------------------------------
Balance at December 31, 2001             $2,058      $  442       $319,180      $2,282     $ 120,919     $444,881
                                        ============================================================================

See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)


                                                                                   Year Ended December 31
                                                                            2001            2000            1999
                                                                       -------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                                          $  1,964,451   $   1,605,067   $   1,569,443
Net investment income received                                               342,428         318,749         343,327
Life and accident and health claims paid                                    (207,815)        (33,955)        (34,919)
Surrender benefits and other fund withdrawals paid                        (1,456,762)     (1,631,618)     (1,937,450)
Other benefits paid to policyholders                                         (39,568)        (25,942)        (21,733)
Commissions, other expenses and other taxes                                 (162,075)       (125,571)       (125,507)
Net transfers (to) from separate account                                      41,360         (13,323)        131,083
Federal income taxes paid                                                    (19,878)        (28,602)         (2,942)
Dividends paid to policyholders                                                  (52)              -               -
                                                                       -------------------------------------------------
Net cash provided by (used in) operating activities                          462,089          64,805         (78,698)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                              2,865,488       1,602,375       1,843,152
   Common stocks                                                             196,080               -          55,050
   Mortgage loans on real estate                                              50,218          76,779         144,620
   Real estate                                                                    22          19,110          46,449
   Other                                                                       6,791          31,740           3,847
                                                                       -------------------------------------------------
                                                                           3,118,599       1,730,004       2,093,118
Cost of investments acquired:
   Bonds and preferred stocks                                             (3,340,553)     (1,729,272)     (1,588,268)
   Common stocks                                                            (273,369)       (128,316)        (55,050)
   Mortgage loans on real estate                                             (60,134)        (56,253)       (178,473)
   Real estate                                                                (1,033)           (703)        (27,721)
   Policy loans, net                                                         (10,235)             71             (95)
   Other                                                                     (10,000)           (228)          7,731
                                                                       -------------------------------------------------
                                                                          (3,695,324)     (1,914,701)     (1,841,876)
                                                                       -------------------------------------------------
Net cash provided by (used in) investing activities                         (576,725)       (184,697)        251,242

Financing and miscellaneous activities
Other cash provided:
   Deposits on deposit type contract funds                                     4,077               -               -
   Other sources                                                             295,772          88,067          25,528
                                                                       -------------------------------------------------
Total other cash provided                                                    299,849          88,067          25,528

Other cash applied:
   Withdrawals on deposit type contract funds                                 (4,154)              -               -
   Other applications                                                        (75,372)         (6,346)       (177,747)
                                                                       -------------------------------------------------
Total other cash applied                                                     (79,526)         (6,346)       (177,747)
                                                                       -------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                                  220,323          81,721        (152,219)
                                                                       -------------------------------------------------
Increase (decrease) in cash and short-term investments                       105,687         (38,171)         20,325
Cash and short-term investments at beginning of year                          43,219          81,390          61,065
                                                                       -------------------------------------------------
Cash and short-term investments at end of year                          $    148,906   $      43,219   $      81,390
                                                                       =================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                 (Dollars in Thousands, Except per Share Data)

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). Prior to 2001, the Company was 82% owned by First AUSA and 18% owned by Veterans Life Insurance Company, an indirect wholly owned subsidiary of AEGON. AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The Department of Insurance of the State of New York has adopted certain prescribed accounting practices that differ from those found in the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual (NAIC SAP). Specifically, deferred taxes are not recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:

   Net loss as presented herein                                    $  (41,721)
   State prescribed practices                                               -
   State permitted practices                                                -
                                                              -----------------
   Net loss, NAIC SAP                                              $  (41,721)
                                                              =================

   Statutory surplus as presented herein                           $  442,381
   State prescribed practices:
     Deferred taxes                                                     6,081
   State permitted practices                                                -
                                                              -----------------
   Statutory surplus, NAIC SAP                                     $  448,462
                                                              =================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the 1993 reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $2,994, $718, and $261, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

   Interest rate swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

   Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

   Separate account assets: The fair values of separate account assets are based on quoted market prices.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


4. Fair Values of Financial Instruments (continued)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                     December 31
                                                          2001                         2000
                                                -------------------------    ------------------------
                                                 Carrying                      Carrying
                                                  Amount       Fair Value       Amount     Fair Value
                                                -------------------------    ------------------------
   Admitted assets
   Cash and short-term investments              $   148,906    $  148,906    $    43,219   $   43,219

   Bonds                                          4,403,548     4,471,576      3,965,483    3,964,478
   Preferred stocks                                   4,207         4,146          6,789        6,392
   Common stocks                                    177,659       177,659        129,090      129,090
   Mortgage loans on real estate                    439,685       467,958        431,456      445,913
   Policy loans                                      13,440        13,440          3,205        3,205
   Short-term notes receivable from
     affiliates                                      71,300        71,300        134,200      134,200
   Other invested assets - interest rate swap            34        10,633             60        4,542
   Separate account assets                        6,507,715     6,516,581      6,875,525    6,879,791

   Liabilities
   Investment contract liabilities                4,167,351     4,146,920      3,961,798    3,879,546
   Separate account annuity liabilities           6,372,829     6,363,288      6,809,171    6,787,863

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                              Gross           Gross
                                               Carrying     Unrealized      Unrealized    Estimated
                                                Amount        Gains           Losses      Fair Value
                                              ------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies    $   99,676    $    2,593      $      389    $  101,880
     State, municipal and other government       132,683         4,504             377       136,810
     Public utilities                            376,928        10,765           3,403       384,290
     Industrial and miscellaneous              2,671,045        88,595          46,039     2,713,601
     Mortgage-backed and asset-backed
       securities                              1,123,216        24,414          12,635     1,134,995
                                              ------------------------------------------------------
                                               4,403,548       130,871          62,843     4,471,576
   Preferred stocks                                4,207             8              69         4,146
                                              ------------------------------------------------------
                                              $4,407,755    $  130,879      $   62,912    $4,475,722
                                              ======================================================

   December 31, 2000
   Bonds:
     United States Government and agencies    $   53,976    $    1,366      $      274    $   55,068
     State, municipal and other government        98,723         2,014             937        99,800
     Public utilities                            372,580         7,667           5,711       374,536
     Industrial and miscellaneous              2,121,814        33,703          50,617     2,104,900
     Mortgage-backed and asset-backed
       securities                              1,318,390        25,584          13,800     1,330,174
                                              ------------------------------------------------------
                                               3,965,483        70,334          71,339     3,964,478
   Preferred stocks                                6,789             -             397         6,392
                                              ------------------------------------------------------
                                              $3,972,272    $   70,334      $   71,736    $3,970,870
                                              ======================================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                     Carrying      Estimated
                                                      Amount       Fair Value
                                                     ------------------------

   Due in one year or less                           $  290,072    $  294,896
   Due after one year through five years              2,010,619     2,058,070
   Due after five years through ten years               683,054       681,013
   Due after ten years                                  296,587       302,602
                                                     ------------------------
                                                      3,280,332     3,336,581
   Mortgage-backed and asset-backed securities        1,123,216     1,134,995
                                                     ------------------------
                                                     $4,403,548    $4,471,576
                                                     ========================

A detail of net investment income is presented below:

                                                    Year Ended December 31
                                                2001        2000         1999
                                              ---------------------------------

   Interest on bonds and notes                $308,043     $291,370    $290,534
   Mortgage loans on real estate                35,193       35,501      34,863
   Real estate                                     194          709       7,176
   Dividends on common and preferred stocks        823            -           -
   Interest on policy loans                        746          189          49
   Derivative instruments                        4,864          550      (2,600)
   Other investment income                       7,640       11,268       9,139
                                              ---------------------------------
   Gross investment income                     357,503      339,587     339,161

   Less investment expenses                      8,800        8,869      14,112
                                              ---------------------------------
   Net investment income                      $348,703     $330,718    $325,049
                                              =================================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000          1999
                                        --------------------------------------

   Proceeds                             $2,865,488    $1,602,375    $1,843,152
                                        ======================================

   Gross realized gains                 $   25,118    $    6,526    $   11,207
   Gross realized losses                   (58,306)      (28,546)      (22,545)
                                        --------------------------------------
   Net realized gains (losses)          $  (33,188)   $  (22,020)   $  (11,338)
                                        ======================================

Gross realized losses include $40,103 related to losses recognized on other than temporary declines in market values of bonds.

At December 31, 2001, investments with an aggregate carrying amount of $4,364 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                               --------------------------------
                                                    Year Ended December 31
                                                  2001       2000       1999
                                               --------------------------------

   Bonds                                       $(33,188)   $(22,020)   $(11,338)
   Common stocks                                (34,553)          -           -
   Preferred stocks                                (207)          -           -
   Short-term investments                            (2)          -         373
   Mortgage loans on real estate                 (1,489)        209       1,161
   Real estate                                       (2)      1,690       2,463
   Other invested assets                           (726)        (81)      9,407
                                               --------------------------------
                                                (70,167)    (20,202)      2,066

   Federal income tax effect                      6,793       5,313       3,474
   Transfer (to) from interest maintenance
     reserve                                    (11,078)     15,912       5,931
                                               --------------------------------
   Net realized capital gains (losses) on
     investments                               $(74,452)   $  1,023    $ 11,471
                                               ================================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

                                                      Changes in Unrealized
                                                  -----------------------------
                                                      Year Ended December 31
                                                    2001       2000       1999
                                                  -----------------------------

   Debt securities                                $  (418)   $(1,302)   $(2,065)
   Common stock                                     3,458        773          -
   Mortgage loans on real estate                     (288)       (11)      (560)
   Other invested assets                             (302)         -          -
   Derivative instruments                               -          -        (41)
                                                  -----------------------------
   Change in net unrealized capital gains/losses
                                                  $ 2,450    $  (540)   $(2,666)
                                                  =============================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                 December 31
                                                               2001       2000
                                                             ------------------

   Unrealized gains                                          $12,812    $ 3,632
   Unrealized losses                                          (8,593)    (2,871)
                                                             ------------------
   Net unrealized gains                                      $ 4,219    $   761
                                                             ==================

During 2001, the Company issued mortgage loans with interest rates ranging from 6.4% to 8.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2001, the Company had mortgage loans with a carrying value of $824 with interest more than 180 days overdue. Total interest overdue on the loans was $63.

During 2001, 2000, and 1999, there were $-0-, $-0-, and $17,959, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the AVR of $31,221 and $34,607, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

          Geographic Distribution                 Property Type Distribution
   -------------------------------------     -----------------------------------
                           December 31                             December 31
                          2001     2000                          2001      2000
                         ---------------                        ----------------

   South Atlantic           31%      31%     Office                35%       35%
   E. North Central         16       12      Retail                22        21
   Pacific                  13       15      Industrial            22        20
   Mid-Atlantic             11       12      Medical                7        10
   Mountain                 10       11      Agricultural           7         8
   W. South Central         10       10      Apartment              4         5
   New England               4        3      Other                  3         1
   W. North Central          3        3
   E. South Central          2        3

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                             -------------------
                                                                 December 31
                                                               2001       2000
                                                             -------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                          $224,700   $212,188
       Receive floating- pay fixed                             61,090     55,000

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  Year Ended December 31
                                              2001         2000        1999
                                           ------------------------------------

   Direct premiums                         $1,544,041   $1,601,477   $1,548,392
   Reinsurance assumed                        467,764        4,504        8,301
   Reinsurance ceded                         (352,240)      (2,388)      (2,678)
                                           ------------------------------------
   Net premiums earned                     $1,659,565   $1,603,593   $1,554,015
                                           ====================================

The Company received reinsurance recoveries in the amounts of $39,901, $2,900, and $2,983 during 2001, 2000, and 1999, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $467,111 and $91,388, respectively.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


6. Reinsurance (continued)

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2001 and 2000, the Company owed MONY $25,899 and $28,377, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2001 was $1,428.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                       Year Ended December 31
                                                      2001      2000      1999
                                                   ----------------------------
   Income tax expense computed at the federal
     statutory rate (35%)                           $25,642   $29,496  $ 29,043
   Deferred acquisition costs - tax basis               758       554       864
   Depreciation                                           9        25       (11)
   Dividends received deduction                      (4,579)   (3,294)   (3,152)
   Investment income items                           (3,020)   (2,688)   (2,110)
   Net operating loss carryforward                        -         -   (11,389)
   Prior year under (over) accrual                    3,456    (1,707)     (609)
   Reinsurance transactions                           2,275         -         -
   Tax reserve valuation                             16,281      (189)     (794)
   All other adjustments                               (290)   (1,484)   (3,866)
                                                   ----------------------------
   Federal income tax expense                       $40,532   $20,713  $  7,976
                                                   ============================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2001). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination of 1996 and 1997 is currently in process.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                        December 31
                                                              2001                         2000
                                                     -----------------------       ------------------------
                                                                  Percent of                     Percent of
                                                        Amount      Total             Amount       Total
                                                     -----------------------       ------------------------
   Subject to discretionary withdrawal with
     market value adjustment                         $ 1,189,014      11%          $ 1,001,674        9%
   Subject to discretionary withdrawal at book
     value less surrender charge                       1,053,472      10             1,021,799       10
   Subject to discretionary withdrawal at market
     value                                             3,868,695      37             4,248,191       39
   Subject to discretionary withdrawal at book
     value (minimal or no charges or adjustments)      2,171,750      20             2,166,625       20
   Not subject to discretionary withdrawal             2,338,240      22             2,427,496       22
                                                     ----------------------        ------------------------
                                                      10,621,171     100%           10,865,785      100%
                                                                   ========                       =========
   Less reinsurance ceded                                 77,057                        90,006
                                                     -----------                   -----------
   Total policy reserves on annuities and
     deposit fund liabilities                        $10,544,114                   $10,775,779
                                                     ===========                   ===========

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                     Guaranteed    Non-guaranteed
                                                      Separate         Separate
                                                       Account         Account          Total
                                                     -------------------------------------------
   Premiums, deposits and other considerations for
     the year ended December 31, 2001                $  142,549       $  912,082      $1,054,631
                                                     ===========================================

   Reserves at December 31, 2001 for separate
     accounts with assets at:
     Fair value                                      $2,075,015       $3,698,038      $5,773,053
     Amortized cost                                     603,563                -         603,563
                                                     -------------------------------------------
   Total                                             $2,678,578       $3,698,038      $6,376,616
                                                     ===========================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

                                                         Guaranteed      Non-guaranteed
                                                          Separate          Separate
                                                          Account           Account           Total
                                                       -------------------------------------------------
   Premiums, deposits and other considerations for
     the year ended December 31, 2000                   $    107,736       $   946,851       $1,054,587
                                                       =================================================

   Reserves at December 31, 2000 for separate
     accounts with assets at:
     Fair value                                         $  2,128,266       $ 4,123,157       $6,251,423
     Amortized cost                                          561,167                 -          561,167
                                                       -------------------------------------------------
   Total                                                $  2,689,433       $ 4,123,157       $6,812,590
                                                       =================================================

   Premiums, deposits and other considerations for
     the year ended December 31, 1999                   $    205,834       $ 1,002,770       $1,208,604
                                                       =================================================

   Reserves at December 31, 1999 for separate
     accounts with assets at:
     Fair value                                         $  1,925,973       $ 4,310,332       $6,236,305
     Amortized cost                                          562,682                 -          562,682
                                                       -------------------------------------------------
   Total                                                $  2,488,655       $ 4,310,332       $6,798,987
                                                       =================================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                                              Guaranteed     Non-guaranteed
                                                               Separate         Separate
                                                               Account          Account         Total
                                                            ----------------------------------------------
   December 31, 2001
   Subject to discretionary withdrawal with market value
     adjustment                                              $    394,054    $         -     $    394,054
   Subject to discretionary withdrawal at book value
     less surrender charge                                        209,509              -          209,509
   Subject to discretionary withdrawal at market value            176,291      3,698,038        3,874,329
   Not subject to discretionary withdrawal                      1,898,724              -        1,898,724
                                                            ----------------------------------------------
                                                             $  2,678,578    $ 3,698,038     $  6,376,616
                                                            ==============================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

                                                             Guaranteed    Non-guaranteed
                                                              Separate        Separate
                                                              Account         Account          Total
                                                            ---------------------------------------------
   December 31, 2000
   Subject to discretionary withdrawal with market value
     adjustment                                              $    351,352    $         -     $    351,352
   Subject to discretionary withdrawal at book value
     less surrender charge                                        209,815              -          209,815
   Subject to discretionary withdrawal at market value            128,454      4,123,157        4,251,611
   Not subject to discretionary withdrawal                      1,999,812              -        1,999,812
                                                             --------------------------------------------
                                                             $  2,689,433    $ 4,123,157     $  6,812,590
                                                             ============================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                       Year Ended December 31
                                                                2001            2000            1999
                                                             --------------------------------------------
   Transfers as reported in the summary of operations of
     the separate accounts annual statement:
       Transfers to separate accounts                        $ 1,054,653      $1,046,503      $ 1,207,636
       Transfers from separate accounts                       (1,042,802)       (978,630)      (1,290,346)
                                                            ---------------------------------------------
   Net transfers to (from) separate accounts                      11,851          67,873          (82,710)

   Other adjustments                                              (2,302)          1,853            3,240
                                                            ---------------------------------------------
   Net transfers as set forth herein                         $     9,549      $   69,726      $   (79,470)
                                                            =============================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)


                                                               Gross           Loading          Net
                                                            --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                     $    7,909       $    608       $    7,301
     Ordinary direct renewal business                            60,208          1,036           59,172
     Group life direct business                                     769            297              472
     Credit life                                                    104              -              104
     Reinsurance ceded                                           (8,342)             -           (8,342)
                                                            --------------------------------------------
                                                                 60,648          1,941           58,707
   Accident and health:
     Direct                                                      29,461              -           29,461
     Reinsurance ceded                                          (36,191)             -          (36,191)
                                                            --------------------------------------------
   Total accident and health                                     (6,730)             -           (6,730)
                                                            --------------------------------------------
                                                             $   53,918       $  1,941       $   51,977
                                                            ============================================
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                     $      514       $    375       $      139
     Ordinary direct renewal business                             6,266          1,037            5,229
     Group life direct business                                     891            362              529
     Credit life                                                     84              -               84
     Reinsurance ceded                                              (15)             -              (15)
                                                            --------------------------------------------
                                                                  7,740          1,774            5,966
   Accident and health:
     Direct                                                         534              -              534
     Reinsurance ceded                                              (61)             -              (61)
                                                            --------------------------------------------
   Total accident and health                                        473              -              473
                                                            --------------------------------------------
                                                             $    8,213       $  1,774       $    6,439
                                                            ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $20,743,481 and $387,310, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $16,692 and $1,175 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

9.  Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $44,238.

10. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $181,782 and $95,382, respectively.

11. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2001, 2000, and 1999 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $-0-, $8, and $10 of expense for the years ended December 31, 2001, 2000, and 1999, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2001, 2000, and 1999.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $6,725, $6,095, and $6,940, respectively, for these services, which approximates their costs to the affiliates.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

12. Related Party Transactions (continued)

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $335, $510, and $485, respectively, to affiliates.

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $546,598 and $233,347 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $65,099 and $65,319, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(415), $48, and $46 for the years ended December 31, 2001, 2000, and 1999, respectively.

14. Managing General Agents

For the year ended December 31, 2001 and 2000, the Company had $32,773 and $44,100, respectively, of direct premiums written by managing general agents.

                           Statutory-Basis Financial
                              Statement Schedules

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                            Amount at
                                                                                           Which Shown
                                                                                          in the Balance
Type of Investment                                        Cost (1)        Fair Value          Sheet
---------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                     $    99,928      $   102,149       $    99,928
   States, municipalities and political subdivisions         334,896          338,623           334,896
   Foreign governments                                        89,661           92,584            89,661
   Public utilities                                          376,928          384,290           376,928
   All other corporate bonds                               3,502,135        3,553,930         3,502,135
Preferred stock                                                4,207            4,146             4,207
                                                         ------------------------------------------------
Total fixed maturities                                     4,407,755        4,475,722         4,407,755

Equity securities
Common stocks:
   Industrial, miscellaneous and all other                   181,282          177,659           177,659
                                                         ------------------------------------------------
Total equity securities                                      181,282          177,659           177,659

Mortgage loans on real estate                                439,685                            439,685
Real estate                                                    1,009                              1,009
Policy loans                                                  13,440                             13,440
Other invested assets                                         19,504                             19,504
Cash and short-term investments                              148,906                            148,906
                                                         -------------                      -------------
Total investments                                        $ 5,211,581                        $ 5,207,958
                                                         =============                      =============

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                            (Dollars in Thousands)

SCHEDULE III

                                                                                                       Benefits, Claims
                             Future Policy                 Policy and                        Net          Losses and        Other
                             Benefits and     Unearned      Contract         Premium      Investment      Settlement      Operating
                               Expenses       Premiums     Liabilities       Revenue       Income*         Expenses       Expenses
                           ---------------------------------------------------------------------------------------------------------
Year ended
   December 31, 2001
Individual life                $   372,398    $      -      $  66,191      $    140,874    $  31,879      $   114,650     $   71,775
Individual health                   10,109       3,445          1,316            16,925        1,130           12,769          4,723
Group life and health                6,566       1,346         10,806            28,620          575           22,970         13,959
Annuity                          4,039,430           -              -         1,473,146      315,119        1,678,431         92,545
                           ---------------------------------------------------------------------------------------------------------
                               $ 4,428,503    $  4,791      $  78,313      $  1,659,565    $ 348,703      $ 1,828,820     $  183,002
                           =========================================================================================================

Year ended
   December 31, 2000
Individual life                $   157,018    $      -      $   2,760      $     40,543    $  18,001      $    30,331     $    7,926
Individual health                   10,295       3,540          4,179            17,032        1,378           10,534          5,268
Group life and health                5,090         928          4,405            16,818          796           12,352          4,241
Annuity                            686,560           -              5         1,529,200      310,543        1,679,412         91,732
                           ---------------------------------------------------------------------------------------------------------
                               $   858,963    $  4,468      $  11,349      $  1,603,593    $ 330,718      $ 1,732,629     $  109,167
                           =========================================================================================================

Year ended
   December 31, 1999
Individual life                $   134,505    $      -      $   4,137      $     44,556    $  18,835      $    42,058     $    4,616
Individual health                   10,504       3,245          4,721            18,313        1,178           10,135          5,444
Group life and health                5,574         751          4,331            15,155          631           10,921          3,732
Annuity                            796,401           -              5         1,475,991      304,405        1,764,227         96,327
                           ---------------------------------------------------------------------------------------------------------
                               $   946,984    $  3,996      $  13,194      $  1,554,015    $ 325,049      $ 1,827,341     $  110,119
                           =========================================================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                            (Dollars in Thousands)

SCHEDULE IV

                                                                                                      Percentage
                                                            Ceded to      Assumed                     of Amount
                                              Gross          Other       From Other         Net        Assumed
                                              Amount       Companies     Companies        Amount        to Net
                                        ----------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force                     $2,646,826    $130,478,557  $196,232,341    $68,400,610      286.9%
                                        ============================================================================

Premiums:
   Individual life                          $   37,338    $    298,368  $    401,904    $   140,874      285.3%
   Individual health                            16,624             196           497         16,925        2.9
   Group life and health                        18,304          53,202        63,518         28,620      221.9
   Annuity                                   1,471,775             474         1,845      1,473,146         .1
                                        ----------------------------------------------------------------------------
                                            $1,544,041    $    352,240  $    467,764    $ 1,659,565       28.2%
                                        ============================================================================

Year ended December 31, 2000
Life insurance in force                     $2,445,468    $     68,370  $    314,257    $ 2,691,355       11.7%
                                        ============================================================================

Premiums:
   Individual life                          $   38,889    $        613  $      2,267    $    40,543        5.6%
   Individual health                            16,675             209           566         17,032        3.3
   Group life and health                        17,827           1,039            30         16,818        0.2
   Annuity                                   1,528,086             527         1,641      1,529,200        0.1
                                        ----------------------------------------------------------------------------
                                            $1,601,477    $      2,388  $      4,504    $ 1,603,593        0.3%
                                        ============================================================================

Year ended December 31, 1999
Life insurance in force                     $1,961,414    $     46,900  $    356,083    $ 2,270,597       15.7%
                                        ============================================================================

Premiums:
   Individual life                          $   42,163    $        565  $      2,958    $    44,556        6.6%
   Individual health                            17,912             182           583         18,313        3.2
   Group life and health                        16,176             882          (139)        15,155       (0.9)
   Annuity                                   1,472,141           1,049         4,899      1,475,991        0.3
                                        ----------------------------------------------------------------------------
                                            $1,548,392    $      2,678  $      8,301    $ 1,554,015        0.5%
                                        ============================================================================

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS





All required financial statements are included in Part B of this Registration Statement.


  (B) EXHIBITS
  (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./3/
  (2)  Not Applicable.
  (3)  Not Applicable.
  (4)  Form of variable annuity contract/6/
  (5)  Form of enrollment form/6/
  (6)  (a) Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
       (b) By-Laws of AUSA Life Insurance Company, Inc./4/
  (7)  Not applicable.
  (8)  (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) Administration Services Agreement/5/
  (9)  (a) Opinion and Consent of Counsel/7/
       (b) Consent of Counsel/7/
  (10) Consent of Independent Auditors/7/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/2/
  (14) (a) None.
       (b) Not applicable.
--------
/1/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.
/2/Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account B, File No. 33-39946.
/3/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account C, File No. 33-94204.
/4/Incorporated by reference from Initial Registration Statement on Form N-4 of
   AUSA Life Insurance Company, Inc.-- AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).
/5/Incorporated by reference from Post-Effective Amendment No. 10 to the Regis-tration Statement on Form N-4 of First Providian Life & Health Insurance Company, File No. 33-39946, filed on April 30, 1998.

/6/ Incorporated by reference from Initial Registration Statement on Form N-4 of
    AUSA Life Insureance Company Separate Account B, File No. 333-65151 (as filed on October 1, 1998).
/7/ Filed herwith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:


Director, President and Chairman of the Board... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director........................................ Wiliam Brown Jr.
                                                 Brownstone Managements
                                                 14 Windward Ave.
                                                 White Plains, NY 10605

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director and Vice President..................... Robert S. Rubinstein
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

Director and Vice President..................... Robert F. Colby
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Marc Abrahms
                                                 375 Willard Ave.
                                                 Newington, CT 06111

Director........................................ James Byrne, Jr.
                                                 130 Liberty St., 31st Floor
                                                 New York, NY 10006

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

ITEM 27. NUMBER OF CONTRACT OWNERS


 As of April 1, 2002 there were 1,215 contract owners.


ITEM 28. INDEMNIFICATION

 The New York Code (Section 721 et seq.) provides for permissive indemnifica-tion in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies pro-cedures for determining when indemnification payments can be made.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, offi-cers, and controlling persons of the Depositor pursuant to the foregoing pro-visions, or otherwise, the Depositor has been advised that, in the opinion of the securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, offi-cer, or controlling person in connection with the securities being regis-tered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudi-cation of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri, The Vanguard Group, Inc., Valley Forge, Pennsylvania and AUSA Life In-surance Company, Inc., New York, New York.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the au-dited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

 (b) Registrant undertakes that it will include either (i) a postcard or simi-lar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.

 (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the ex-penses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

SECTION 403(B) REPRESENTATIONS

  AUSA Life represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), re-garding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 24th day of April, 2002.


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT B

                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                        Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Frank A. Camp
                                   --------------------------------
                                   Frank A. Camp
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.




Signatures                                  Title                    Date

William Brown, Jr.                          Director                 April 24, 2002
-----------------------------------
William Brown, Jr.

William L. Busler                           Director                 April 24, 2002
-----------------------------------
William L. Busler

Jack R. Dykhouse                            Director                 April 24, 2002
-----------------------------------
Jack R. Dykhouse

Steven E. Frushtick                         Director                 April 24, 2002
-----------------------------------
Steven E. Frushtick

Colette Vargas                              Director                 April 24, 2002
-----------------------------------
Colette Vargas

Peter P. Post                               Director                 April 24, 2002
-----------------------------------
Peter P. Post

Tom A. Schlossberg                          Director (Principal      April 24, 2002
-----------------------------------         Executive Officer)
Tom A. Schlossberg

Cor H. Verhagen                             Director                 April 24, 2002
-----------------------------------
Cor H. Verhagen

E. Kirby Warren                             Director                 April 24, 2002
-----------------------------------
E. Kirby Warren

Brenda K. Clancy                            Treasurer (Chief         April 24, 2002
-----------------------------------         Accounting Officer
Brenda K. Clancy

By: /s/ Frank A. Camp
-----------------------------------
Frank A. Camp
Attorney-In-Fact


                              SEPARATE ACCOUNT B
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT



                               INDEX TO EXHIBITS





EXHIBIT 9(a)         OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)         CONSENT OF COUNSEL

EXHIBIT 10           CONSENT OF INDEPENDENT AUDITORS